UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,048.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Fidelity Michigan Municipal Money Market Fund	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.97**
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .57% and the expenses paid in the actual and hypothetical examples above would have been $2.87 and $2.91, respectively.

Annual Report

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Michigan Municipal Income Fund	9.30%	3.97%	5.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 9.30% and the Barclays Capital Michigan Enhanced Municipal Bond Index returned 11.58%. Although the strength of the overall bond market helped buoy the fund to a strong absolute return, my emphasis on less-volatile, higher-quality segments of the market wasn't rewarded in a year when some of the riskier categories fared best. Specifically, the fund's underweighting in lower-quality investment-grade bonds detracted from performance relative to the index. These bonds outpaced the higher-quality securities that were the focus of the fund as investors increasingly snapped up riskier assets at what they considered to be bargain-basement prices. In particular, the fund's relatively light exposure to tobacco and airport bonds cost us some ground because they enjoyed a strong rebound due to improved demand for higher-yielding securities. The way I allocated investments across bonds with various maturities - particularly an overweighting in intermediate-term bonds early in the period - was a modest positive for performance. More recently, however, this yield-curve positioning has had virtually no affect on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.9	46.2
Water & Sewer	18.7	19.1
Health Care	11.4	11.7
Special Tax	6.1	5.8
Education	5.3	5.5
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	7.2	8.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 7.7%	AAA 7.4%
AA,A 79.4%	AA,A 82.0%
BBB 4.6%	BBB 7.6%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 3.6%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,071,951
Series 2006 A, 5% 10/1/23	1,000,000	949,380
		2,021,331
Michigan - 93.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,667,327
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,763,236
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,736,750
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,206,720
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,546,638
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,577,938
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,541,000	3,195,663
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,410,533
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,332,000
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,117,108
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,479,696
5.25% 5/1/18	1,100,000	1,181,917
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,097,620
5% 5/1/17 (FSA Insured)	2,065,000	2,247,505
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,794,928
5% 6/1/25 (AMBAC Insured)	1,775,000	1,893,268
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,813,657
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,001,806
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,937,442
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,868,999
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,309,390
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,074,335
5% 5/1/16 (FSA Insured)	1,855,000	2,001,619
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,102,270
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,171,381
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,647,882
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,106,800
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,845,550
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,187,114
Series 2005 A, 5.25% 5/1/30	5,000,000	4,925,950
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,025,530
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,797,259
Detroit Gen. Oblig.:
Series 2002, 5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,324,988
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,434,819
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,983,960
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,634,320
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,960,168
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,136,904
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,276,066
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,848,176
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,066,830
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	522,984
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,165,030
5% 7/1/36	7,800,000	7,228,650
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,730,000	$ 5,686,783
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,005,510
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,659,450
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,127,950
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,460
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,141,580
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,287,142
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,864,736
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,075,462
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,905,100
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,190,056
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,656,764
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,721,089
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,029,990
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,076,308
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,302,579
5% 5/1/28 (FSA Insured)	1,250,000	1,323,413
5% 5/1/29 (FSA Insured)	1,275,000	1,342,588
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,757,363
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,539,000
5% 5/1/17 (FSA Insured)	1,985,000	2,129,647
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,663,152
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	$ 4,500,000	$ 4,877,055
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,974,013
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,347,770
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,406,843
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,152,556
5% 5/1/17 (FSA Insured)	1,615,000	1,724,303
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,376,665
5% 5/1/17 (FSA Insured)	1,390,000	1,509,304
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,300,243
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,460,311
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,603,096
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,343,738
5% 5/1/17 (FSA Insured)	1,230,000	1,332,447
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,268,189
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,396,213
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,517,365
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,508,963
5% 5/1/19 (FSA Insured)	1,315,000	1,466,291
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,071,299
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,097,200
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,130,100
Series 2008, 5% 1/1/38	3,320,000	3,434,806
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,137,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.: - continued
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,589,275
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,120
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,194,400
Series 2009, 5.625% 12/1/29	2,400,000	2,560,032
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,034,591
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,013,824
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	525,930
5.25% 5/1/21 (FSA Insured)	2,000,000	2,246,020
5.25% 5/1/24 (FSA Insured)	2,100,000	2,332,743
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,205,677
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,123,469
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,076,710
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,663,248
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,493,875
0% 5/1/11 (FGIC Insured)	5,830,000	5,713,925
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,361,567
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,275,896
Series 2003 B:
4% 5/15/11 (FSA Insured)	60,000	61,136
4% 5/15/12 (FSA Insured)	2,125,000	2,177,360
5% 5/15/13 (FSA Insured)	2,125,000	2,248,569
5.25% 5/15/14 (FSA Insured)	1,200,000	1,280,148
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,482,766
5.25% 5/1/16 (FSA Insured)	1,500,000	1,735,890
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,304,062
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,607,801
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,441,490
5.375% 1/15/12	2,505,000	2,540,471
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,793,394
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,395,077
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,874,270
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,458,554
5% 5/1/20 (FSA Insured)	1,425,000	1,531,191
5% 5/1/22 (FSA Insured)	1,395,000	1,491,799
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,648,092
5% 5/1/16 (FSA Insured)	1,425,000	1,606,246
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,388,000
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,036,110
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,279,450
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,086,860
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,459,590
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,379,150
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,034,800
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,072,250
Series 2005, 5%, tender 4/1/11	2,040,000	2,117,867
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	473,478
5.5% 3/1/14	1,300,000	1,345,708
5.5% 3/1/15	1,985,000	2,046,515
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	686,671
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,687,830
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,256,640
Series 2006 A:
5% 11/15/12	1,485,000	1,559,057
5% 11/15/14	1,000,000	1,038,340
5% 11/15/17	1,000,000	1,000,510
Series 2009, 5.25% 11/15/24	3,000,000	2,891,880
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,138,566
5.25% 5/15/15	1,615,000	1,701,855
5.75% 5/15/38	6,975,000	6,665,101
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,540,575
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	771,401
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,512,950
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,489,764
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,267,720
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,046,560
Series 2009 A, 6.125% 6/1/39	3,740,000	3,951,759
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,011,860
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,137,670
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	452,487
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,567,953
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,927,230
Series 2007:
5% 11/15/17	535,000	555,384
5% 11/15/18	725,000	740,544
5% 11/15/19	1,000,000	1,008,340
5% 11/15/20	2,000,000	1,996,560
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,566,943
Series 2002 C, 5.375% 12/1/30	1,095,000	1,107,089
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,000,000	$ 5,454,500
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,161,252
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,830,710
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,047,319
Series CA, 0% 6/15/13 (FSA Insured)	1,545,000	1,445,178
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,124,800
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	3,725,000	3,954,125
Series 2001, 5% 10/1/23	5,000,000	5,259,800
Series 2002, 5.375% 10/1/19	2,005,000	2,134,523
Series 2005, 5% 10/1/23	385,000	427,246
Series 2007, 5% 10/1/18	8,460,000	9,446,690
Series 2009, 5% 10/1/26	5,000,000	5,450,200
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,560,830
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	962,890
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,249,291
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,236,744
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,176,894
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,560,650
6% 6/1/48	4,000,000	3,043,800
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,411,720
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,194,610
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,633,400
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,532,752
Mona Shores School District Series 1995, 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,263,690
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	455,314
5.5% 5/1/17	430,000	453,500
5.5% 5/1/19	430,000	449,810
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	$ 1,000,000	$ 1,029,410
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	452,882
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	526,833
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,763,539
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,378,958
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,874,905
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,158,414
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,732,461
5% 5/1/16 (FSA Insured)	1,475,000	1,607,617
5% 5/1/17 (FSA Insured)	3,675,000	3,956,211
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,377,925
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,566,448
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,118,121
5.25% 5/1/27 (FSA Insured)	1,135,000	1,233,666
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,607,906
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,293,945
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,111,470
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,068,919
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,062,120
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,172,892
5% 5/1/16 (FSA Insured)	1,025,000	1,122,416
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,537,050
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,614,115
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	$ 2,080,000	$ 2,182,294
5% 5/1/34 (FSA Insured)	2,320,000	2,420,897
5% 5/1/38 (FSA Insured)	1,000,000	1,032,910
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	736,489
5% 5/1/15	955,000	1,059,171
5% 5/1/17	1,000,000	1,086,330
5% 5/1/18	1,000,000	1,078,320
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,607,898
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,196,090
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,663,952
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,821,500
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,970,634
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,495,258
5% 4/1/19 (AMBAC Insured)	1,475,000	1,575,108
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,172,539
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,631,325
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,050,270
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,240,054
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,814,775
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,996,303
5% 5/1/16 (FSA Insured)	1,750,000	1,977,990
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,270
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Troy School District: - continued
5% 5/1/15	$ 2,135,000	$ 2,358,641
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,557,913
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,140,910
Series 2004, 5% 5/1/17	3,000,000	3,198,120
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,690
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,217,680
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,380,491
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,150
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	212,405
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,444,783
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,757,470
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,240
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,050,313
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,114,120
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,146,338
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,199,326
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	945,000	1,011,320
		600,672,301
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,401,472
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,070,610
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,075,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	12,000,000	1,772,880
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	123,651
0% 8/1/47 (AMBAC Insured)	1,000,000	97,620
Series 2009 A:
6% 8/1/42	4,000,000	4,165,200
6.5% 8/1/44	1,500,000	1,621,980
		12,328,413
Virgin Islands - 1.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,502,025
Series 2009 B, 5% 10/1/25	1,200,000	1,176,852
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,979,824
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,510,781
		7,169,482
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $606,161,506)	622,191,527
NET OTHER ASSETS - 3.6%	23,003,274
NET ASSETS - 100%	$ 645,194,801
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	44.9%
Water & Sewer	18.7%
Health Care	11.4%
Special Tax	6.1%
Education	5.3%
Escrowed/Pre-Refunded	5.2%
Others * (individually less than 5%)	8.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $606,161,506)		$ 622,191,527
Cash		17,153,899
Receivable for fund shares sold		291,084
Interest receivable		7,087,777
Prepaid expenses		2,121
Other receivables		2,343
Total assets		646,728,751

Liabilities
Payable for fund shares redeemed	$ 334,166
Distributions payable	788,371
Accrued management fee	195,943
Transfer agent fee payable	133,210
Other affiliated payables	38,248
Other payables and accrued expenses	44,012
Total liabilities		1,533,950

Net Assets		$ 645,194,801
Net Assets consist of:
Paid in capital		$ 629,282,287
Undistributed net investment income		67,236
Accumulated undistributed net realized gain (loss) on investments		(184,743)
Net unrealized appreciation (depreciation) on investments		16,030,021
Net Assets, for 54,455,224 shares outstanding		$ 645,194,801
Net Asset Value, offering price and redemption price per share ($645,194,801 ÷ 54,455,224 shares)		$ 11.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 26,872,961

Expenses
Management fee	$ 2,231,589
Transfer agent fees	506,566
Accounting fees and expenses	146,030
Custodian fees and expenses	8,284
Independent trustees' compensation	2,197
Registration fees	22,311
Audit	48,093
Legal	5,775
Miscellaneous	44,416
Total expenses before reductions	3,015,261
Expense reductions	(6,350)	3,008,911
Net investment income		23,864,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		750,255
Change in net unrealized appreciation (depreciation) on investment securities		28,575,367
Net gain (loss)		29,325,622
Net increase (decrease) in net assets resulting from operations		$ 53,189,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,864,050	$ 23,865,195
Net realized gain (loss)	750,255	44,585
Change in net unrealized appreciation (depreciation)	28,575,367	(25,883,831)
Net increase (decrease) in net assets resulting from operations	53,189,672	(1,974,051)
Distributions to shareholders from net investment income	(23,839,855)	(23,855,172)
Distributions to shareholders from net realized gain	(806,246)	(255,599)
Total distributions	(24,646,101)	(24,110,771)
Share transactions Proceeds from sales of shares	118,776,118	121,916,853
Reinvestment of distributions	15,364,247	14,616,764
Cost of shares redeemed	(86,345,864)	(134,236,975)
Net increase (decrease) in net assets resulting from share transactions	47,794,501	2,296,642
Redemption fees	4,574	7,742
Total increase (decrease) in net assets	76,342,646	(23,780,438)

Net Assets
Beginning of period	568,852,155	592,632,593
End of period (including undistributed net investment income of $67,236 and undistributed net investment income of $66,291, respectively)	$ 645,194,801	$ 568,852,155
Other Information Shares
Sold	10,157,927	10,529,456
Issued in reinvestment of distributions	1,313,506	1,273,539
Redeemed	(7,401,170)	(11,819,551)
Net increase (decrease)	4,070,263	(16,556)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Income from Investment Operations
Net investment income B	.460	.457	.461	.469	.472
Net realized and unrealized gain (loss)	.575	(.465)	(.031)	.041	(.155)
Total from investment operations	1.035	(.008)	.430	.510	.317
Distributions from net investment income	(.460)	(.457)	(.462)	(.470)	(.472)
Distributions from net realized gain	(.015)	(.005)	(.028)	(.060)	(.115)
Total distributions	(.475)	(.462)	(.490)	(.530)	(.587)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Total Return A	9.30%	(.06)%	3.73%	4.41%	2.67%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.47%	.44%	.44%	.45%
Net investment income	3.94%	3.96%	3.94%	3.98%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 645,195	$ 568,852	$ 592,633	$ 571,869	$ 565,484
Portfolio turnover rate	6%	19%	15%	17%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	91.2	81.6	91.6
31 - 90	3.8	8.1	3.8
91 - 180	3.2	6.5	0.5
181 - 397	1.8	3.8	4.1
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Michigan Municipal Money Market Fund	16 Days	27 Days	18 Days
All Tax-Free Money Market*	31 Days	26 Days	29 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 66.2%
Commercial Paper (including CP Mode) 8.7%	Commercial Paper (including CP Mode) 7.9%
Municipal Notes 1.0%	Municipal Notes 1.9%
Fidelity Municipal Cash Central Fund 13.4%	Fidelity Municipal Cash Central Fund 12.2%
Other Investments 4.8%	Other Investments 10.1%
Net Other Assets 1.0%	Net Other Assets 1.7%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.06%	0.52%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss and therefore its performance would have been lower.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.3%, LOC Bayerische Landesbank, VRDN (a)	$ 1,535,000	$ 1,535,000
Michigan - 83.9%
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Bonds Series 2009, 5% 5/1/10	2,000,000	2,029,593
Central Michigan Univ. Rev. Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	5,640,000	5,640,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.67%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	4,500,000	4,500,000
Series 2009 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	28,000,000	28,000,000
Grand Traverse County Bldg. Auth. Bonds Series 2009, 3% 9/1/10	1,225,000	1,246,094
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	19,570,000	19,570,000
Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	17,000,000	17,000,000
Kalamazoo Econ. Dev. Corp. Rev. Bonds (Heritage Cmnty. of Kalamazoo Proj.) Series 1999, 7.5% 5/15/29 (Pre-Refunded to 5/15/10 @ 102) (e)	2,000,000	2,091,598
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.5% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,775,000	10,775,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.45%, LOC RBS Citizens NA, VRDN (a)	19,800,000	19,800,000
Series 2008 B3, 0.2% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	27,000,000	27,000,000
Series 2008 C, 0.22%, LOC Bank of New York, New York, VRDN (a)	21,000,000	21,000,000
L'Anse Creuse Pub. Schools Bonds:
3.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	700,000	706,186
5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	4,575,000	4,640,330
Lake Orion Cmnty. School District Bonds Series 2007 A, 5.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	900,000	914,792
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2008 C, 0.2%, LOC UBS AG, VRDN (a)	16,135,000	16,135,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2000 I:
5% 10/15/11 (Pre-Refunded to 10/15/10 @ 100) (e)	$ 1,000,000	$ 1,036,730
5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,778,680
Series 2009 II, 3% 10/15/10	275,000	279,513
Series 2007 I, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	21,400,000	21,400,000
Series 5, 0.3% 1/7/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	12,040,000	12,040,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,820,000	2,820,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.28% tender 2/4/10, CP mode	20,000,000	20,000,000
0.3% tender 1/8/10, CP mode	32,700,000	32,700,000
0.3% tender 2/4/10, CP mode	3,400,000	3,400,000
Series 2009 C, 0.32% tender 3/12/10, CP mode	10,700,000	10,700,000
Participating VRDN Series ROC II R 11676, 0.23% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.2%, VRDN (a)	22,275,000	22,275,000
Series 2008 B4, 0.2%, VRDN (a)	19,500,000	19,500,000
Series 2008 B5, 0.25%, VRDN (a)	4,000,000	4,000,000
Series 2008 B7, 0.25%, VRDN (a)	34,800,000	34,800,000
Series 2008 B8, 0.2%, VRDN (a)	4,950,000	4,950,000
(Henry Ford Health Sys. Proj.) Series 2007, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,570,000	1,570,000
(Hosp. Equip. Ln. Prog.) Series B, 0.26%, LOC Bank of America NA, VRDN (a)	5,500,000	5,500,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.35%, LOC Banco Santander SA, VRDN (a)	7,560,000	7,560,000
(Trinity Health Sys. Proj.) Series 2005 E, 0.17%, VRDN (a)	10,875,000	10,875,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	$ 1,105,000	$ 1,105,000
(Hunt Club Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	6,995,000	6,995,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Local Govt. Ln. Prog.) Series 2009 C, 3% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	1,000,000	1,005,902
Series C, 5% 5/1/10	6,500,000	6,591,724
RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	9,300,000	9,396,291
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series 2002 A, 5.25% 1/1/10	9,955,000	9,955,000
Michigan State Univ. Revs. 0.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	51,305,000	51,305,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.35%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)(d)	8,565,000	8,565,000
(Bosal Ind. Proj.) Series 1998, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.2%, LOC Wells Fargo Bank NA, VRDN (a)	34,200,000	34,200,000
0.27%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.25%, LOC Bank of America NA, VRDN (a)	15,775,000	15,775,000
Series 2001 B, 0.23%, LOC Bank of America NA, VRDN (a)	21,355,000	21,355,000
(Doss Ind. Dev. Co. Proj.) 2.62%, LOC JPMorgan Chase Bank, VRDN (a)(d)	400,000	400,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.22%, LOC JPMorgan Chase & Co., VRDN (a)	5,000,000	5,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.25%, LOC Bank of America NA, VRDN (a)	3,550,000	3,550,000
(Holland Plastics Corp. Proj.) 0.6%, LOC Bank of America NA, VRDN (a)(d)	2,720,000	2,720,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(John H. Dekker & Sons Proj.) Series 1998, 0.65%, LOC Bank of America NA, VRDN (a)(d)	$ 635,000	$ 635,000
(Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (a)	7,250,000	7,250,000
(Pioneer Laboratories, Inc. Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,600,000	1,600,000
(S&S LLC Proj.) Series 2000, 0.57%, LOC Bank of America NA, VRDN (a)(d)	1,305,000	1,305,000
(Van Andel Research Institute Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	22,400,000	22,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (a)(d)	2,220,000	2,220,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	11,430,000	11,430,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	8,400,000	8,400,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.27%, LOC Barclays Bank PLC, VRDN (a)(d)	11,064,000	11,064,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,800,000	5,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
The Lamphere Schools Oakland County Bonds Series 2005, 3.25% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	1,000,000	1,009,774
Traverse City Area Pub. Schools Bonds Series 2008, 3% 5/1/10	1,000,000	1,008,950
Troy School District Bonds Series 2004, 5% 5/1/10	7,230,000	7,325,595
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,165,000	6,165,000
Wayland Union School District Bonds (School Bldg. and Site Proj.) Series 1994, 8% 5/1/10	950,000	971,065
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,180,000	23,180,000
Series 2008 E, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
Series 2008 F, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 8,100,000	$ 8,100,000
Western Michigan Univ. Rev. Bonds Series 2009, 5% 11/15/10	1,615,000	1,679,530
		757,641,347
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	900,000	900,000
North Carolina - 0.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	435,000	435,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,700,000	3,700,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.18%, LOC UBS AG, VRDN (a)	1,600,000	1,600,000
Series 2007 A9, 0.17%, LOC Wachovia Bank NA, VRDN (a)	2,350,000	2,350,000
		7,950,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	800,000	800,000
	Shares
Other - 13.4%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	120,816,000	120,816,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $893,777,347)		893,777,347
NET OTHER ASSETS - 1.0%		8,708,618
NET ASSETS - 100%		$ 902,485,965
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 380,998
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $772,961,347)	$ 772,961,347
Fidelity Central Funds (cost $120,816,000)	120,816,000
Total Investments (cost $893,777,347)		$ 893,777,347
Cash		1,599,817
Receivable for investments sold		1,500,000
Receivable for fund shares sold		13,055,216
Interest receivable		832,180
Distributions receivable from Fidelity Central Funds		24,332
Prepaid expenses		3,202
Other receivables		432
Total assets		910,792,526

Liabilities
Payable for fund shares redeemed	$ 7,788,682
Distributions payable	144
Accrued management fee	216,362
Other affiliated payables	267,586
Other payables and accrued expenses	33,787
Total liabilities		8,306,561

Net Assets		$ 902,485,965
Net Assets consist of:
Paid in capital		$ 902,430,994
Undistributed net investment income		54,971
Net Assets, for 901,529,049 shares outstanding		$ 902,485,965
Net Asset Value, offering price and redemption price per share ($902,485,965 ÷ 901,529,049 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 4,430,054
Income from Fidelity Central Funds		380,998
Total income		4,811,052

Expenses
Management fee	$ 3,533,935
Transfer agent fees	1,487,960
Accounting fees and expenses	113,714
Custodian fees and expenses	14,372
Independent trustees' compensation	3,458
Registration fees	29,660
Audit	34,836
Legal	10,965
Money Market Guarantee Program Fee	327,836
Miscellaneous	163,307
Total expenses before reductions	5,720,043
Expense reductions	(1,122,877)	4,597,166
Net investment income		213,886
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		34,610
Net increase in net assets resulting from operations		$ 248,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 213,886	$ 18,902,432
Net realized gain (loss)	34,610	307,279
Net increase in net assets resulting from operations	248,496	19,209,711
Distributions to shareholders from net investment income	(211,264)	(18,903,617)
Distributions to shareholders from net realized gain	(30,688)	-
Total distributions	(241,952)	(18,903,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,340,639,951	3,391,598,245
Reinvestment of distributions	237,809	18,550,217
Cost of shares redeemed	(2,560,223,360)	(3,376,217,032)
Net increase (decrease) in net assets and shares resulting from share transactions	(219,345,600)	33,931,430
Total increase (decrease) in net assets	(219,339,056)	34,237,524

Net Assets
Beginning of period	1,121,825,021	1,087,587,497
End of period (including undistributed net investment income of $54,971 and undistributed net investment income of $52,349, respectively)	$ 902,485,965	$ 1,121,825,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.017	.032	.030	.020
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.017	.032	.030	.020
Distributions from net investment income	- D	(.017)	(.032)	(.030)	(.020)
Distributions from net realized gain	- D	-	- D	-	- D
Total distributions	- D	(.017)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.68%	3.21%	3.01%	1.99%
Ratios to Average Net Assets B, C
Expenses before reductions	.60%	.54%	.54%	.56%	.56%
Expenses net of fee waivers, if any	.48%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.48%	.48%	.42%	.41%	.46%
Net investment income	.02%	1.66%	3.15%	2.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 606,096,128	$ 22,717,454	$ (6,622,055)	$ 16,095,399
Fidelity Michigan Municipal Money Market Fund	893,777,347	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 2,361	$ 16,095,399
Fidelity Michigan Municipal Money Market Fund	$ 55,103	$ -

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,839,855	$ 50,389	$ 755,857	$ 24,646,101
Fidelity Michigan Municipal Money Market Fund	211,264	-	30,688	241,952
December 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,855,172	$ -	$ 255,599	$ 24,110,771
Fidelity Michigan Municipal Money Market Fund	18,903,617	-	-	18,903,617

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $67,656,839 and $36,439,656, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 3,101

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 128,167

Annual Report

7. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $989,594.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 6,221	$ 129	$ -
Fidelity Michigan Municipal Money Market Fund	4,946	142	28

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund and a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present), and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$ 819,716
Fidelity Michigan Municipal Money Market Fund	$ 21,782

During fiscal year ended 2009, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.14% of Fidelity Michigan Municipal Income Fund and 27.18% Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Affirmative	1,064,234,633.38	93.413
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

A special meeting of Fidelity Michigan Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance during 2009.

Fidelity Michigan Municipal Money Market Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 32% would mean that 68% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Michigan Municipal Income Fund

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-UANN-0210
1.787737.106

Fidelity®
Minnesota Municipal Income
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® MN Municipal Income Fund	9.89%	3.86%	5.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Christine Thompson, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund: For the year, the fund returned 9.89%, and the Barclays Capital Minnesota Enhanced Municipal Bond Index returned 11.30%. The bulk of the fund's underperformance stemmed from its comparatively large exposure to high-coupon callable bonds - those that carry interest rates above prevailing rates and feature a call option allowing the issuer to redeem them before maturity. These bonds lagged the overall muni market due to comparatively less demand for them. An underweighting in housing bonds also worked against the fund, while an overweighting in health care bonds helped. Both groups performed quite well as bargain-hunting investors gravitated toward higher-yielding securities. Likewise, the fund's modest overweighting in lower-quality, investment-grade bonds helped relative to the index because they generally outpaced the index as investors returned to riskier assets amid improving economic conditions and financial markets stability. The manner in which I allocated investments across bonds with various maturities was a modest plus. Specifically, a somewhat underweighted position in short- and long-term bonds and a simultaneous overweighting in intermediate securities was beneficial because intermediate-term bonds generally outpaced longer-term issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.50%	$ 1,000.00	$ 1,038.50	$ 2.57
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.68	$ 2.55

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.2	44.3
Electric Utilities	12.9	12.2
Escrowed/Pre-Refunded	12.9	13.5
Health Care	12.1	11.4
Education	4.7	5.1
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	6.2	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	6.3	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 6.0%	AAA 6.3%
AA,A 84.8%	AA,A 84.2%
BBB 3.8%	BBB 3.7%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 2.0%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,424,070
Minnesota - 94.9%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,151,270
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,964,487
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,285,000	3,563,010
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100,000	4,428,738
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,353,010
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,444,840
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	605,882
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,365,900
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	246,585
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,119,520
5.25% 10/1/25	1,955,000	2,053,454
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	858,248
Series 2006 A, 4.1% 2/1/21 (FSA Insured)	1,705,000	1,773,729
Series 2009 A:
4% 2/1/16	1,000,000	1,091,630
5% 2/1/17	1,000,000	1,150,570
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	$ 2,350,000	$ 2,710,984
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,193,986
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	268,224
5.7% 11/1/22	385,000	346,061
5.875% 11/1/33	750,000	648,143
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,495,965
4% 3/1/17	1,495,000	1,531,403
4% 3/1/18	1,235,000	1,249,536
5% 3/1/30	2,770,000	2,860,219
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,296,730
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,982,860
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,118,900
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,867,325
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,101,010
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,447,349
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,090,770
Series 2009 B:
4% 2/1/23	3,470,000	3,611,992
4% 2/1/24	3,625,000	3,739,115
4% 2/1/25	3,780,000	3,869,548
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,307,974
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	$ 1,970,000	$ 2,175,116
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,280,008
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,390,420
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,391,191
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,098,910
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,510,755
5.25% 5/1/25	2,000,000	2,007,080
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,519,400
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	803,680
6% 12/1/19	2,815,000	2,910,513
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,859,085
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,518,530
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,112,008
Series 2007 A, 5% 1/1/21	5,000,000	5,342,950
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,108,380
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,234,360
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,283,175
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) Series 1996, 5.125% 10/1/20	2,565,000	2,565,333
Series 2009:
4% 12/1/20	2,800,000	2,942,996
4% 12/1/21	2,650,000	2,775,292
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,861,389
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,911,600
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	$ 2,000,000	$ 2,180,140
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,092,247
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	1,250,000	1,401,213
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,757,974
Series 2009 A, 5% 12/1/23	15,540,000	17,713,418
Series 2009 E, 5% 8/1/13	3,975,000	4,513,136
5% 11/1/15	10,000,000	11,406,100
5% 8/1/16	3,500,000	3,788,225
5% 8/1/18	10,775,000	11,879,222
5% 6/1/21	8,585,000	9,572,962
5% 8/1/22	2,600,000	2,904,928
5% 11/1/24	9,155,000	9,809,033
5% 11/1/26	4,270,000	4,690,680
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	2,150,000	2,195,752
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	596,436
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,543,699
5% 3/1/22	2,535,000	2,775,343
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,099,650
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,037,320
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,523,325
(Univ. of St. Thomas) Series Seven-A, 5% 10/1/39	1,650,000	1,639,754
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,995,025
Series 2007, 5.25% 10/1/22	1,000,000	1,069,360
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,494,300
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2005 B, 5% 3/1/21	2,000,000	2,317,040
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	598,608
5.6% 6/1/15	615,000	623,469
5.65% 6/1/16	625,000	633,200
5.7% 6/1/17	900,000	911,214
5.75% 6/1/18	975,000	986,710
5.75% 6/1/19	1,050,000	1,061,760
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Retirement Sys. Bldg. Rev.: - continued
5.8% 6/1/20	$ 1,000,000	$ 1,010,670
5.875% 6/1/22	2,425,000	2,449,153
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,602,124
Series 2009 A:
4% 10/1/17	1,445,000	1,545,081
4% 10/1/18	1,490,000	1,578,998
4% 10/1/19	1,550,000	1,630,414
4% 10/1/20	1,580,000	1,628,822
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,140,550
Series 2009 A:
4% 2/1/20	860,000	904,772
4% 2/1/21	1,000,000	1,044,880
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,750,395
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,800,146
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,086,840
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,330,000
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,324,360
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	910,600
5.5% 11/1/16	1,025,000	1,036,521
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	1,735,000	1,777,455
Series 2001 B, 5% 2/1/13 (Pre-Refunded to 2/1/10 @ 100) (c)	2,000,000	2,006,580
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,262,540
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	751,615
5% 1/1/13 (AMBAC Insured)	800,000	887,416
5% 1/1/15 (AMBAC Insured)	715,000	774,495
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	$ 900,000	$ 902,907
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,663,110
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,546,743
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,088,192
5% 2/1/17 (FSA Insured)	2,535,000	2,664,615
5% 2/1/18 (FSA Insured)	2,520,000	2,634,811
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	74,390
5% 12/1/30	2,000,000	2,124,480
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,007,440
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	413,320
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,137,164
5.875% 5/1/30 (FSA Insured)	4,000,000	4,065,480
6.25% 5/1/20 (FSA Insured)	2,760,000	2,811,916
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,000,550
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,896,605
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.) Series 2009 A1, 5.25% 11/15/29	3,000,000	2,974,230
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16	345,000	350,044
5.25% 5/15/17	325,000	332,868
5.25% 5/15/36	1,000,000	923,570
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,174,500
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,136,140
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	$ 1,060,000	$ 1,063,424
Series 2001 C, 5% 2/1/21	1,000,000	1,044,120
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	235,140
5% 2/1/18 (FSA Insured)	395,000	418,826
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,444,001
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,153,556
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,557,435
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,796,560
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	407,257
5% 8/1/15	480,000	457,099
Series 2007-1:
5% 8/1/13	430,000	422,828
5% 8/1/14	455,000	441,082
5% 8/1/16	500,000	466,210
Series 2003 11, 5.25% 12/1/20	3,000,000	3,233,010
Series 2003 12:
5.125% 12/1/27	5,000,000	5,247,250
5.25% 12/1/18	3,685,000	4,005,116
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,296,199
South Washington County Independent School District #833 Series 2000 A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	3,937,403
5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,003,230
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,210,000	3,410,883
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	8,609,823
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,833,937
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,148,707
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2002 A:
5.25% 1/1/17	$ 2,000,000	$ 2,220,480
Series 2009 A:
5% 1/1/13	2,500,000	2,720,900
5% 1/1/14	960,000	1,063,594
5.25% 1/1/30	2,000,000	2,070,960
5.5% 1/1/24	500,000	543,165
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	4,998,133
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,263,789
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,390,270
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,552,760
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,260,120
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,285,060
Series 2008 C, 5.75% 7/1/30	3,355,000	3,346,948
Series 2009, 5.75% 7/1/39	3,000,000	2,948,340
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,154,210
5% 12/1/21	1,000,000	1,125,240
Series A:
5% 4/1/23	200,000	223,324
5.125% 4/1/34	1,000,000	1,066,990
5.25% 4/1/29	1,000,000	1,104,620
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,236,090
5% 8/1/29	4,000,000	4,255,120
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	417,380
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,454,684
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,620,924
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	$ 1,005,000	$ 1,118,846
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	1,010,000	1,160,066
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,036,450
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,192,420
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,392,976
		449,336,838
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,900
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,043,000
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	622,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	9,300,000	1,373,982
Series 2009 A, 6% 8/1/42	1,000,000	1,041,300
		5,175,682
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	980,710
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,300,000	1,169,896
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,219,725
		3,370,331
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $447,235,272)	459,306,921
NET OTHER ASSETS - 3.0%	14,130,645
NET ASSETS - 100%	$ 473,437,566
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	44.2%
Electric Utilities	12.9%
Escrowed/Pre-Refunded	12.9%
Health Care	12.1%
Others* (individually less than 5%)	17.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $447,235,272)		$ 459,306,921
Cash		7,939,790
Receivable for fund shares sold		462,193
Interest receivable		6,559,817
Prepaid expenses		1,553
Other receivables		1,367
Total assets		474,271,641

Liabilities
Payable for fund shares redeemed	$ 150,359
Distributions payable	371,493
Accrued management fee	144,195
Transfer agent fee payable	91,346
Other affiliated payables	30,489
Other payables and accrued expenses	46,193
Total liabilities		834,075

Net Assets		$ 473,437,566
Net Assets consist of:
Paid in capital		$ 461,343,978
Undistributed net investment income		80,180
Accumulated undistributed net realized gain (loss) on investments		(58,241)
Net unrealized appreciation (depreciation) on investments		12,071,649
Net Assets, for 41,606,327 shares outstanding		$ 473,437,566
Net Asset Value, offering price and redemption price per share ($473,437,566 ÷ 41,606,327 shares)		$ 11.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 17,690,156

Expenses
Management fee	$ 1,591,514
Transfer agent fees	335,516
Accounting fees and expenses	111,952
Custodian fees and expenses	6,004
Independent trustees' compensation	1,534
Registration fees	58,582
Audit	47,584
Legal	6,829
Miscellaneous	34,065
Total expenses before reductions	2,193,580
Expense reductions	(8,879)	2,184,701
Net investment income		15,505,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		329,483
Change in net unrealized appreciation (depreciation) on investment securities		23,053,671
Net gain (loss)		23,383,154
Net increase (decrease) in net assets resulting from operations		$ 38,888,609

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,505,455	$ 14,454,307
Net realized gain (loss)	329,483	81,569
Change in net unrealized appreciation (depreciation)	23,053,671	(16,167,512)
Net increase (decrease) in net assets resulting from operations	38,888,609	(1,631,636)
Distributions to shareholders from net investment income	(15,498,015)	(14,450,559)
Distributions to shareholders from net realized gain	(290,017)	(630,935)
Total distributions	(15,788,032)	(15,081,494)
Share transactions Proceeds from sales of shares	120,594,081	96,453,863
Reinvestment of distributions	11,610,660	10,962,166
Cost of shares redeemed	(54,146,520)	(68,316,075)
Net increase (decrease) in net assets resulting from share transactions	78,058,221	39,099,954
Redemption fees	2,838	2,985
Total increase (decrease) in net assets	101,161,636	22,389,809

Net Assets
Beginning of period	372,275,930	349,886,121
End of period (including undistributed net investment income of $80,180 and undistributed net investment income of $72,741, respectively)	$ 473,437,566	$ 372,275,930
Other Information Shares
Sold	10,723,728	8,782,972
Issued in reinvestment of distributions	1,030,277	999,670
Redeemed	(4,808,474)	(6,304,929)
Net increase (decrease)	6,945,531	3,477,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 11.22	$ 11.36	$ 11.42	$ 11.62
Income from Investment Operations
Net investment income B	.403	.430	.444	.459	.460
Net realized and unrealized gain (loss)	.648	(.460)	(.090)	.004	(.162)
Total from investment operations	1.051	(.030)	.354	.463	.298
Distributions from net investment income	(.404)	(.430)	(.444)	(.458)	(.460)
Distributions from net realized gain	(.007)	(.020)	(.050)	(.065)	(.038)
Total distributions	(.411)	(.450)	(.494)	(.523)	(.498)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 10.74	$ 11.22	$ 11.36	$ 11.42
Total Return A	9.89%	(.28)%	3.19%	4.15%	2.61%
Ratios to Average Net AssetsC
Expenses before reductions	.51%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.51%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.51%	.47%	.44%	.47%	.48%
Net investment income	3.59%	3.91%	3.95%	4.04%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,438	$ 372,276	$ 349,886	$ 335,955	$ 343,016
Portfolio turnover rate	7%	9%	11%	15%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

December 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,181,365
Gross unrealized depreciation	(3,079,645)
Net unrealized appreciation (depreciation)	$ 12,101,720

Tax Cost	$ 447,205,201

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 50,409
Undistributed long-term capital gain	$ 2,395
Net unrealized appreciation (depreciation)	$ 12,101,720

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 15,498,015	$ 14,450,559
Ordinary Income	82,862	-
Long-term Capital Gains	207,155	630,935
Total	$ 15,788,032	$ 15,081,494

Annual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,300,505 and $30,298,806, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,119 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $5,740, $3,132 and $7, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2009, $229,618, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 2.11% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Minnesota Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Minnesota Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MNF-UANN-0210
1.787738.106

Fidelity®
Municipal Income
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	13.14%	3.86%	5.72%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Christine Thompson, Lead Portfolio Manager of Fidelity® Municipal Income Fund: For the year, the fund returned 13.14% and the Barclays Capital 3+ Year Municipal Bond Index returned 14.23%. The bulk of the fund's underperformance stemmed from its comparatively large exposure to high-coupon callable bonds - those that carry interest rates above prevailing rates and feature a call option allowing the issuer to redeem them before maturity. These bonds lagged the overall muni market due to slack demand for them. The way in which we allocated investments across bonds of various maturities also was a modest detractor. Specifically, a somewhat overweighted positioning in short- and long-term bonds and a simultaneous underweighting in intermediate securities were detrimental because intermediate-term bonds generally outpaced longer-term issues. An underweighting in housing bonds worked against the fund as well, while an overweighting in health care bonds helped. Both groups performed quite well as bargain-hunting investors gravitated toward higher-yielding securities. Likewise, overweightings in mid- and lower-quality, investment-grade bonds helped because they generally outpaced the index as investors returned to riskier assets amid improving economic conditions and financial market stability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.48%	$ 1,000.00	$ 1,062.10	$ 2.49
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.79	$ 2.45

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.1	13.0
New York	12.8	13.8
Texas	11.4	10.2
Illinois	10.9	11.3
Florida	7.5	7.9
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	38.0
Health Care	14.8	11.1
Water & Sewer	11.0	11.3
Special Tax	9.9	9.8
Transportation	9.6	9.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	9.0	11.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	8.3	8.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 8.3%	AAA 8.7%
AA,A 70.3%	AA,A 75.2%
BBB 17.2%	BBB 12.4%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 2.4%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ® ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,904
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,838
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,222
		16,964
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,044
Series 2007 A3:
5% 6/1/10 (g)	3,500	3,534
5% 6/1/12 (g)	5,000	5,221
		9,799
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,055
Series 2007 B, 1.004% 1/1/37 (d)	3,000	1,984
Series 2008 D:
5.5% 1/1/38	12,000	12,139
6% 1/1/27	2,600	2,787
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,649
5.25% 9/1/22	1,000	1,040
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,359
7% 7/1/28	1,500	1,670
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,719
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,699
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,460
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	$ 12,000	$ 10,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,579
Series 2009 A, 5% 7/1/39	8,000	8,207
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,418
5.5% 12/1/29	7,900	7,586
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,071
5% 6/1/31 (AMBAC Insured)	2,025	2,081
		76,712
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	865	865
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,916
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,197
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	3,400	3,586
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,380
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	8,973
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	19,700	20,357
Series A, 5% 7/1/18	7,500	8,030
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,565
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,393
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,049
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,338
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/19	$ 16,310	$ 16,799
5% 8/1/20	5,355	5,467
5% 11/1/24	1,600	1,588
5% 3/1/26	5,100	4,978
5% 6/1/27 (AMBAC Insured)	4,100	3,966
5% 9/1/27	10,500	10,153
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,169
5% 9/1/31	22,500	20,827
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,221
5% 9/1/32	24,995	23,001
5% 8/1/33	9,725	8,886
5% 9/1/33	19,115	17,466
5% 8/1/35 (Assured Guaranty Corp. Insured)	17,550	16,817
5% 9/1/35	15,700	14,201
5.125% 11/1/24	4,300	4,308
5.125% 2/1/26	2,500	2,474
5.25% 2/1/16	4,300	4,592
5.25% 2/1/19	5,620	5,861
5.25% 2/1/20	2,000	2,076
5.25% 2/1/24	4,000	4,036
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,701
5.25% 2/1/28	4,800	4,767
5.25% 11/1/28	4,485	4,453
5.25% 2/1/33	16,300	15,566
5.25% 12/1/33	160	153
5.25% 3/1/38	1,800	1,692
5.5% 8/1/27	14,700	14,960
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,896
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	38,833
5.75% 4/1/31	5,000	5,078
6% 4/1/38	15,000	15,286
6% 11/1/39	32,920	33,677
6.5% 4/1/33	7,700	8,286
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 3,150	$ 3,187
Series 2008 L, 5.125% 7/1/22	4,850	4,907
Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,157
Series 2009 E, 5.625% 7/1/25	10,000	10,368
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,080
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,026
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	127	81
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,024
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	12,836
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,165
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,469
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,404
5% 3/1/22	1,695	1,613
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,848
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	3,495	3,497
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34	4,600	4,682
(Various Cap. Projs.):
Series 2009 G1, 5.75% 10/1/30	2,500	2,461
Series 2009 I, 6.125% 11/1/29	1,600	1,617
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,540
Series 2005 H:
5% 6/1/17	5,000	5,090
5% 6/1/18	10,300	10,377
Series 2005 J, 5% 1/1/17	6,000	6,102
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2009 A, 6% 11/1/40	$ 5,000	$ 5,345
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	713
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,125
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	10,100	10,739
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,200
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,485
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	1,979
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,411
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,196
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,757
5.75% 1/15/40	6,300	5,726
5.875% 1/15/27	2,500	2,418
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	30,195	25,190
5% 6/1/45	5,305	4,426
Series 2007 A1, 5% 6/1/33	3,005	2,258
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,187
5.5% 8/1/29	2,000	2,187
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,649
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,535
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	4,000	4,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	$ 5,000	$ 5,011
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	10,007
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,716
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	1,225	1,279
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,238
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,371
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,467
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,916
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,643
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,545
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,833
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,775	1,776
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,346
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,051
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,164
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	5,076
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	2,200	2,466
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,713
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,724
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,671
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 6,375	$ 6,980
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,182
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,391
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,624
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,278
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,507
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,554
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,067
Series B, 0% 9/1/22 (FGIC Insured)	1,500	769
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,162
5.5% 5/15/16 (AMBAC Insured)	1,170	1,218
5.5% 5/15/17 (AMBAC Insured)	1,235	1,283
5.5% 5/15/19 (AMBAC Insured)	1,375	1,422
5.5% 5/15/22 (AMBAC Insured)	370	380
5.5% 5/15/23 (AMBAC Insured)	380	390
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,016
5.5% 5/15/17 (AMBAC Insured)	2,545	2,678
Series 2008 L, 5% 5/15/40	1,885	1,942
Series 2009 O, 5.75% 5/15/30	12,000	13,605
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,248
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,170
5% 7/1/27	1,840	1,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series 2009 A, 5.75% 7/1/24	$ 1,705	$ 1,714
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,085
		793,796
Colorado - 1.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,634
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,727
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	15,700	9,363
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,119
5% 9/1/22	1,500	1,485
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,884
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,017
Colorado Springs Arpt. Rev. Series C, 0% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,500
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	32,711
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	33,585	19,855
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,117
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,519
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,062
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	$ 1,000	$ 1,195
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,636
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,366
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,084
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,084
		98,150
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,645
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,337
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,527
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,600	12,771
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,792
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	25,327
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	3,309
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,120
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	6,566
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	729
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,062
5.25% 7/1/27	4,390	4,831
5.25% 7/1/28	3,000	3,284
		79,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	$ 6,230	$ 7,137
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,460
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,373
5% 7/1/25 (AMBAC Insured)	3,540	3,547
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,274
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,055
5% 1/1/25	1,000	1,055
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,391
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,092
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,883
5% 7/1/19 (FGIC Insured)	3,700	3,802
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,837
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,332
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,508
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,306
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,765	2,774
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,703
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725	1,792
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,042
5.25% 1/1/36 (FGIC Insured)	1,310	1,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 6,900	$ 7,116
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,339
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,994
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,067
Series 2001 F, 5% 6/1/32	5,040	5,160
Series 2003 J, 5% 6/1/31	2,500	2,577
Series 2006 A, 5% 6/1/32	1,100	1,122
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,278
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,190
5% 10/1/17	2,130	2,287
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,297
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,673
5% 7/1/18	3,320	3,594
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	404
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,405
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,079
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,090
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,829
5.25% 6/1/19	2,375	2,395
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	4,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	$ 21,245	$ 21,992
Series 2005 A:
5% 11/15/15	1,000	1,076
5% 11/15/17	1,200	1,258
5% 11/15/22	1,000	1,013
Series 2005 B:
5% 11/15/15	875	941
5% 11/15/15 (Escrowed to Maturity) (h)	125	143
5% 11/15/16	1,040	1,101
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	172
5% 11/15/30	3,565	3,351
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	556
Series 2006 G:
5% 11/15/14	1,285	1,390
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,038
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,089
5% 11/15/16 (Escrowed to Maturity) (h)	30	34
5.125% 11/15/17	2,750	2,924
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	109
5.125% 11/15/18	965	1,015
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	40
5.125% 11/15/19	1,930	2,013
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	81
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	11,329
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,018
5% 7/1/18	2,125	2,195
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	4,900	5,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 4,500	$ 4,654
5.1% 10/1/13	3,005	3,120
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	5,997
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,515
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,260	1,330
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,980
Series 2009 B, 5% 10/1/18	7,500	7,840
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,568
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,067
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,336
Melbourne Arpt. Rev. 6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	170	175
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,054
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,342
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,013
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,017
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,109
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,934
Series 2003 C, 5.125% 11/15/24	1,450	1,418
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,565	$ 4,639
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,937
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,607
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,684
5% 8/1/18 (AMBAC Insured)	4,000	4,173
5% 8/1/20 (AMBAC Insured)	2,500	2,563
5% 8/1/21 (AMBAC Insured)	5,095	5,202
5% 8/1/22 (AMBAC Insured)	3,325	3,380
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,053
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,385
5.25% 12/1/37 (AMBAC Insured)	1,365	1,383
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	4,903
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,074
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,844
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,122
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,202
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,000	3,121
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,057
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,245
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,123
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	$ 3,105	$ 3,203
5% 10/1/35 (FSA Insured)	5,000	5,087
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,385
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,018
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,098
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,774
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,788
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,821
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39 (c)	3,300	3,291
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,525
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,495
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,205
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,115
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,117
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,267
5.375% 10/1/18 (AMBAC Insured)	2,465	2,571
5.375% 10/1/19 (AMBAC Insured)	2,650	2,753
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,791
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,980
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	$ 2,690	$ 2,894
5.25% 7/1/16 (AMBAC Insured)	2,830	3,046
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,027
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,305
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,971
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,052
		414,878
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,220
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,031
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	36,095	35,931
5% 11/1/43	57,750	56,820
Series 2009 A:
6% 11/1/25	9,785	10,388
6.25% 11/1/39	10,800	11,332
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,957
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	6,307
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140	140
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	1,585	1,774
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,498
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,925
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,055
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,472
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	9,400	5,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 13,550	$ 13,305
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	10,511
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,598
		189,076
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,640	2,686
Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,978
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,793
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,077
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,230
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,528
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,421
		21,713
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,693
6.75% 11/1/37	4,300	4,668
		9,361
Illinois - 10.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,132
0% 1/1/22 (FGIC Insured)	1,950	1,157
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 17,000	$ 15,222
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,757
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	3,510	3,602
5% 1/1/28 (AMBAC Insured)	2,000	2,077
Series 2000 D, 5.5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,165
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,210
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	792
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,478
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,777
5.25% 1/1/29 (FSA Insured)	435	455
Series A:
5% 1/1/42 (AMBAC Insured)	430	433
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,801
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,630
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,890
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,910
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,061
6% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,435	2,435
6.125% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,580	2,581
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,857
5.25% 1/1/19 (AMBAC Insured)	1,780	1,904
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2008 A, 5% 1/1/16 (FSA Insured)	$ 6,800	$ 7,560
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,779
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,014
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,188
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,327
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	488
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	501
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	7,028
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,199
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,300	2,463
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,707
5% 6/1/20 (AMBAC Insured)	7,000	7,354
5% 6/1/21	2,600	2,722
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,813
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,113
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,859
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,886
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,486
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,847
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,077
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	197
5.25% 1/1/22	380	399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	$ 1,450	$ 1,399
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,349
5.5% 5/1/23	3,000	3,284
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,099
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,169
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	19,680	11,089
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,049
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,765
5.5% 9/1/19	4,405	4,708
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	695	708
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,923
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44 (c)	3,000	3,026
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,701
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	6,771
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,536
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,727
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,930
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,772
6% 2/1/28 (AMBAC Insured)	1,000	1,037
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,009
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,480
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	12,832
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	$ 8,200	$ 8,717
Series 2009 D, 6.625% 11/1/39	8,000	8,505
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,792
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,166
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	14,113
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,123
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,396
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,245
Series 2000:
5.5% 4/1/17	7,065	7,129
5.6% 4/1/21	7,500	7,563
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,482
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,049
5.5% 4/1/16 (FSA Insured)	1,300	1,400
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Series 2006, 5.5% 1/1/31	3,000	3,331
5.7% 4/1/16	7,350	7,424
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,915
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,286
6% 7/1/33	3,775	3,778
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,398
7% 4/1/14	1,475	1,647
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,016
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	3,200	3,191
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	$ 4,600	$ 4,695
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,346
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,658
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,392
0% 12/1/21	5,000	2,873
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	568
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,181
0% 12/1/16 (Escrowed to Maturity) (h)	585	479
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,466
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,754
Lake County Forest Preservation District Series 2007 A, 0.52% 12/15/13 (d)	2,000	1,924
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,199
5.625% 3/1/21 (AMBAC Insured)	2,505	2,753
5.75% 3/1/19 (AMBAC Insured)	2,240	2,477
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,828
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,121
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,613
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,048
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	27,693
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,000	$ 12,021
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,052
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,882
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	838
5.25% 12/15/10 (AMBAC Insured)	12,950	12,966
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,424
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,925
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	5,100
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,278
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,049
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,205
Series 2007, 5% 11/15/14	1,000	1,025
5% 11/15/18	1,000	971
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,852
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,387
5% 10/1/18	1,435	1,509
5% 10/1/20	1,290	1,335
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	12,703
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,233
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,082
Series 2009 A, 5.75% 4/1/38	7,805	8,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	$ 5,000	$ 3,196
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,722
0% 11/1/16 (FSA Insured)	6,000	4,586
0% 11/1/17 (FSA Insured)	3,200	2,300
		613,049
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,057
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,646
5.25% 7/15/25 (FSA Insured)	1,720	1,819
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,439
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,401
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,027
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,648
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	30,593
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,949
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,641
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,146
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,530
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	7,894
Series 2009 A, 5.25% 11/1/39	5,300	5,244
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,140
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B: - continued
5% 2/15/15	$ 1,500	$ 1,581
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,461
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,215	2,516
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,203
Series A5, 5%, tender 8/1/13 (d)	5,000	5,362
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,536
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,103
0% 6/1/18 (AMBAC Insured)	1,700	1,201
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,591
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,765
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,851
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,312
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,018
Series 1995 C, 5.95% 12/1/29 (g)	2,000	1,959
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,263
5% 7/1/25	1,000	1,092
5% 7/1/26	1,325	1,439
5% 7/1/29	670	716
5% 7/1/35	3,000	3,112
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,481
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	$ 2,000	$ 1,624
5.75% 9/1/42	1,000	804
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,024
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,589
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,148
		165,164
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	6,800	7,287
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	9,590	10,127
		17,414
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	10,913
Series 2009 D, 5% 11/15/29	4,600	4,503
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,589
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,517
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,349
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,227
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,367
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,280
5% 11/15/17	2,500	2,671
		32,416
Kentucky - 0.8%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,382
5% 8/15/17	3,650	4,033
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,032
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,659
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,247
		47,471
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,215
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/20 (CIFG North America Insured)	1,000	979
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,057
5.375% 6/1/32 (FGIC Insured)	1,900	1,952
5.5% 6/1/41 (FGIC Insured)	15,500	16,307
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,219
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,465
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,041
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,474
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,493
0% 9/1/11 (AMBAC Insured)	3,080	2,884
0% 9/1/13 (AMBAC Insured)	3,350	2,766
0% 9/1/14 (AMBAC Insured)	3,165	2,432
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	917
		50,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	$ 3,000	$ 3,113
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	9,174
6% 7/1/38	2,700	3,014
		15,301
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,710	4,599
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,363
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,059
5% 6/1/16 (CIFG North America Insured)	1,000	1,025
5% 6/1/19 (CIFG North America Insured)	1,500	1,502
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,737
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,077
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,792
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (c)	4,400	4,331
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,153
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,082
6% 1/1/43	1,500	1,501
		29,221
Massachusetts - 4.4%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,387
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	584
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	7,871
Massachusetts Edl. Fing. Auth. Rev. Series 1999 AE, 4.9% 7/1/13 (AMBAC Insured) (g)	1,465	1,481
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2007 A, 0.758% 5/1/37 (d)	$ 7,000	$ 5,126
Series 2007 C:
5% 8/1/37	31,200	32,495
5.25% 8/1/22	7,700	8,665
5.25% 8/1/23	3,600	4,028
5.25% 8/1/24	9,000	10,027
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,250
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,293
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,370	3,373
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	970	1,006
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,754
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,409
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,076
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	1,540	1,572
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,958
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,398
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	32,251
5% 8/15/26	10,000	10,632
5% 8/15/30	30,000	31,339
Series 2007 A:
4.5% 8/15/35	14,550	14,203
5% 8/15/37	10,400	10,806
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,414
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	9,740
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series 1997 A:
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,950	$ 7,962
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,780	6,792
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		251,179
Michigan - 2.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,439
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,954
Series 2006, 5% 7/1/36	20,700	19,184
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,183
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,591
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,822
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,116
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,581
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,788
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,314
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,549
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,000	3,202
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,653
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	2,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	$ 4,750	$ 4,827
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,071
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	305	329
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	2,000	2,042
Series 2008 A, 6.5% 12/1/33	4,000	4,364
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	4,268
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,760
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,019
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,375
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,858
		113,156
Minnesota - 1.1%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,459
5% 5/1/20	1,000	1,013
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,038
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,009
Series 2007 A, 5% 1/1/22	5,000	5,315
Series A, 5% 1/1/12 (g)	2,000	2,107
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,322
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	365	372
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	$ 4,250	$ 3,925
5.25% 5/15/18	1,650	1,680
5.25% 5/15/23	2,000	2,009
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,859
5.25% 12/1/19	2,850	3,080
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	5,851
Series 2009, 5.75% 7/1/39	11,000	10,811
		59,489
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,895	1,900
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,586
		4,486
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,260
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,603
		5,863
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.671% 12/1/17 (d)	7,900	6,844
0.481% 12/1/10 (d)	1,215	1,186
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,288
6% 8/15/28	3,500	3,708
6.125% 8/15/31	2,250	2,378
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	10,143
		26,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	$ 4,310	$ 4,317
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,082
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,530
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,689
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,733
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,432
0% 7/1/13 (FSA Insured)	4,590	4,299
0% 7/1/14 (FSA Insured)	3,000	2,699
		29,781
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,104
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,094
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,310
		19,508
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,857
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,187
5.125% 3/1/30	5,000	5,124
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,999
5.25% 3/1/23	4,500	4,796
5.25% 3/1/25	9,900	10,456
5.25% 3/1/26	11,305	11,812
Series 2005 P, 5.125% 9/1/28	2,445	2,530
Series 2009 AA, 5.5% 12/15/29	4,000	4,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	$ 3,000	$ 3,091
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,620
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,238
5.25% 8/1/19 (FGIC Insured)	2,735	2,741
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,743
		74,622
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,115
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,800	2,732
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,305
		11,152
New York - 12.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,032
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,557
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,680
5.75% 5/1/18 (FSA Insured)	3,460	3,728
5.75% 5/1/21	1,575	1,686
5.75% 5/1/23	1,750	1,860
Series 2004:
5.75% 5/1/16	13,120	14,526
5.75% 5/1/18	14,720	16,005
5.75% 5/1/20 (FSA Insured)	8,000	8,635
5.75% 5/1/21 (FSA Insured)	3,845	4,149
5.75% 5/1/22 (FSA Insured)	1,000	1,077
5.75% 5/1/23 (FSA Insured)	3,000	3,233
5.75% 5/1/24 (FSA Insured)	3,000	3,231
5.75% 5/1/25 (FSA Insured)	3,400	3,652
5.75% 5/1/26	5,200	5,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 14,500	$ 13,336
5% 2/15/47	13,100	12,048
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,188
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,686
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,929
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,126
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	433
Series 2002 B, 5.75% 8/1/14	2,000	2,201
Series 2003 A, 5.5% 8/1/20	8,000	8,644
Series 2003 J, 5.5% 6/1/19	5,195	5,605
Series 2008 A1, 5.25% 8/15/27	9,940	10,650
Series 2008 D1, 5.125% 12/1/22	5,000	5,395
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,637
Series 2009 I-1, 5.625% 4/1/29	3,400	3,759
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	935	935
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,848
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	4,648
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,362
Series 2002 G, 5.125% 6/15/32	2,000	2,028
Series 2003 A, 5.125% 6/15/34	13,800	14,058
Series 2003 E, 5% 6/15/34	11,120	11,345
Series 2005 D:
5% 6/15/37	2,800	2,868
5% 6/15/38	15,600	15,972
5% 6/15/39	3,540	3,623
Series 2006 C:
4.75% 6/15/33	4,500	4,502
4.75% 6/15/33	2,500	2,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2007 DD:
4.75% 6/15/35	$ 7,400	$ 7,441
4.75% 6/15/36	2,900	2,913
Series 2009 A, 5.75% 6/15/40	1,500	1,668
Series 2009 EE, 5.25% 6/15/40	10,300	10,962
Series B, 5.125% 6/15/31	2,205	2,237
Series FF 2, 5.5% 6/15/40	17,800	19,428
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,281
5.5% 7/15/38	1,600	1,701
5.625% 7/15/38	2,825	3,027
Series 2009 S3:
5.25% 1/15/34	24,000	25,033
5.375% 1/15/34	2,750	2,893
Series 2009 S4:
5.5% 1/15/39	5,000	5,325
5.75% 1/15/39	4,100	4,442
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,464
6% 11/1/28 (b)	7,775	8,421
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,576
Series 2003 D, 5% 2/1/31	3,500	3,595
Series 2004 B:
5% 8/1/32	14,715	15,140
5.25% 8/1/19	2,000	2,218
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,122
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,108
New York Dorm. Auth. Personal Income Tax Rev. Series 2009 A, 5% 2/15/34	5,500	5,720
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	8,750	9,423
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	120	121
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/16	$ 1,000	$ 1,014
Series 2007 A, 5% 7/1/14	1,895	1,953
Series 2007 B, 5.25% 7/1/24	2,300	2,272
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,838
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,701
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	899
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,216
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,428
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	795	797
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	12,208
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	27,249
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,412
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,981
5.25% 1/1/27	12,500	13,219
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,831
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	559
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	13,576
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,695	7,279
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,922
5.25% 6/1/22 (AMBAC Insured)	9,850	10,314
5.5% 6/1/14	3,050	3,054
5.5% 6/1/15	37,645	38,274
5.5% 6/1/17	8,100	8,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,115
5.5% 6/1/19	4,050	4,306
Series 2003B 1C:
5.5% 6/1/14	9,900	9,912
5.5% 6/1/15	11,700	11,896
5.5% 6/1/16	4,070	4,265
5.5% 6/1/17	11,500	11,943
5.5% 6/1/18	20,000	21,150
5.5% 6/1/19	10,800	11,483
5.5% 6/1/20	2,700	2,864
5.5% 6/1/20 (FGIC Insured)	5,050	5,356
5.5% 6/1/22	10,065	10,619
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,670	1,670
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	477
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	4,455	4,663
		722,406
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,422
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,717
		14,139
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,930
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	2,175	2,291
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,744
5.25% 6/1/18 (AMBAC Insured)	1,620	1,729
5.25% 6/1/19 (AMBAC Insured)	1,540	1,637
5.25% 6/1/22 (AMBAC Insured)	1,620	1,718
5.25% 6/1/23 (AMBAC Insured)	1,620	1,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 1,195	$ 1,214
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,930
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26 (Pre-Refunded to 1/1/10 @ 101) (h)	4,000	4,040
Series 2009 B, 5% 1/1/26	10,000	10,233
Series D:
6.7% 1/1/19 (Pre-Refunded to 1/1/10 @ 101) (h)	5,000	5,050
6.75% 1/1/26 (Pre-Refunded to 1/1/10 @ 101) (h)	7,000	7,070
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,124
5% 2/1/20	1,500	1,581
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,274
5% 10/1/21	5,690	5,889
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	2,300	2,348
		58,509
North Dakota - 0.7%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,797
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,563
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,783
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	23,975	25,873
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,636
5.25% 7/1/15	1,300	1,311
		37,963
Ohio - 1.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	12,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A-2:
5.875% 6/1/47	$ 13,000	$ 9,773
6.5% 6/1/47	20,235	16,615
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,086
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,511
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,853
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	4,988
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,232
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,231
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,534
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	11,300	11,680
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,387
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,021
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,763
		94,734
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,057
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,218
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,395
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	2,990	3,166
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,042
5.5% 8/15/20	5,000	5,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	$ 815	$ 859
Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,120
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,789
		26,010
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,637
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,344
5.25% 6/1/24 (FSA Insured)	2,605	3,049
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,449
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30 (c)	1,000	992
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/10	605	623
8% 7/15/11	385	396
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,071
5.5% 6/15/21 (FSA Insured)	1,060	1,245
		16,806
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	2,971
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,457
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,282
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,473
5.5% 3/1/25 (FSA Insured)	1,400	1,523
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,104
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	$ 4,800	$ 5,814
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,158
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,197
Series A:
6.1% 6/1/12 (AMBAC Insured)	3,000	3,236
6.125% 6/1/14 (AMBAC Insured)	5,230	5,808
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,805	2,106
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,814
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,618
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,158
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,907
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,037
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,165
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,761
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,210
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,043
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,579
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,712
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,728
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,699
		107,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,307
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,286
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,031
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,215
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,105
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,702
5.75%, tender 7/1/17 (d)	8,500	8,819
Series N:
5.5% 7/1/21	5,000	5,037
5.5% 7/1/22	3,250	3,260
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	2,999
Series 2009 A, 6% 8/1/42	7,600	7,914
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	338
		52,013
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,717
5% 5/15/13 (FSA Insured)	4,000	4,297
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,544
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,877
5.25% 9/15/16 (AMBAC Insured)	1,815	1,946
5.25% 9/15/18 (AMBAC Insured)	1,005	1,058
		14,439
South Carolina - 1.1%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,272
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	$ 1,090	$ 1,157
5% 11/1/19	1,000	1,047
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,659
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	995	1,162
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,251
5.375% 1/1/23 (FSA Insured)	1,025	1,080
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,675	1,580
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,037
5% 4/1/24	4,000	3,956
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,252
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,426
5.25% 1/1/39	2,800	2,988
Series 2004 A, 5% 1/1/39	7,600	7,782
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,738
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,180
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,077
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,217
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	7,516
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,152
		62,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.5% 11/1/40	$ 2,500	$ 2,559
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	770	829
		3,388
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,369
5% 12/15/12	4,500	4,690
5% 12/15/14	3,870	4,045
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,677
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,267
(Fort Sanders Alliance Proj.):
Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,505
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,660	2,660
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,162
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,356
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
6.25% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,005
6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,465
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,355	4,499
		49,700
Texas - 11.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,029
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	$ 5,000	$ 5,239
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,764
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,197
5.75% 1/1/34	1,500	1,207
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	6,854
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,510
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,858
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,839
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,845
5.25% 2/15/42	5,000	5,257
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,474
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	231
Birdville Independent School District 0% 2/15/13	5,000	4,754
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,248
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,808
5% 8/1/20 (AMBAC Insured)	1,780	1,889
Clint Independent School District 5.5% 8/15/20	210	223
Comal Independent School District Series 2007, 5% 2/1/36	13,645	14,076
Coppell Independent School District 0% 8/15/20	2,000	1,329
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,671
5.25% 7/15/19 (FSA Insured)	4,000	4,412
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,062
0% 2/15/14	11,475	10,416
0% 2/15/16	9,700	7,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	$ 21,325	$ 22,130
5.25% 12/1/38	13,000	13,826
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,311
Series A, 5.25% 11/1/12 (g)	5,820	6,165
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,819
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,761
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,395
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,069
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,164
DeSoto Independent School District 0% 8/15/20	3,335	2,223
Duncanville Independent School District 5.65% 2/15/28	30	32
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,470
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,996
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,406
Grand Prairie Independent School District 0% 2/15/16	3,775	3,142
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,705
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,805
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,447
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,028
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,054
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,646
Harlandale Independent School District:
Series 2000, 5.5% 8/15/35	45	45
Series 2005, 5.7% 8/15/30	100	101
6% 8/15/16	35	36
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	9,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,550	$ 5,143
Series 2008 B, 5.25% 8/15/47	19,500	20,223
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,530
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,129
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,595
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	345	347
7.4% 2/15/10 (Escrowed to Maturity) (h)	40	40
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,047
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,423
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,525
0% 8/15/13	9,835	9,209
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,497
0% 2/15/17	3,480	2,758
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,166
Series 2009, 5% 2/15/34	4,075	4,257
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,368
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,545
Kermit Independent School District 5.25% 2/15/37	4,130	4,378
Killeen Independent School District 5.25% 2/15/17	2,105	2,227
Kingsville Independent School District 5.25% 2/15/37	3,650	3,869
Lewisville Independent School District 5% 8/15/16	305	319
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,048
Little Elm Independent School District 5.5% 8/15/21	60	62
Longview Independent School District:
5% 2/15/34	3,000	3,111
5% 2/15/37	4,000	4,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	$ 5,300	$ 5,505
5% 5/15/31	1,565	1,568
5.25% 5/15/18 (AMBAC Insured)	1,875	2,016
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,508
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,070
5.25% 5/15/19 (AMBAC Insured)	1,000	1,064
5.25% 5/15/20	2,000	2,124
Mansfield Independent School District 5.5% 2/15/18	40	42
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,479
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	524
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,328
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,778
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,851
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,617
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,116
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,116
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	5,159
6% 1/1/24	2,000	2,140
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,301
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,282
Series 2009 A, 6.25% 1/1/39	10,200	10,818
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,070
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,282
5.375% 8/15/37	15,255	16,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Prosper Independent School District: - continued
5.75% 8/15/29	$ 1,250	$ 1,320
Robstown Independent School District 5.25% 2/15/29	3,165	3,333
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,355
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	32
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	14,643
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,660
5% 7/1/17 (FSA Insured) (g)	2,765	2,884
5% 7/1/17 (FSA Insured) (g)	2,385	2,480
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,727
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,321
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,858
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	393
San Antonio Wtr. Sys. Rev.:
Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,602
6.5% 5/15/10 (Escrowed to Maturity) (h)	155	158
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	5,420	5,588
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,102
5.25% 2/15/22 (AMBAC Insured)	1,090	1,157
5.25% 2/15/30 (AMBAC Insured)	1,800	1,860
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	63
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	1,250	1,297
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,317
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26	1,785	1,817
5.25% 9/1/27	2,375	2,418
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	$ 8,380	$ 8,387
Series 2008, 4.75% 4/1/37	24,595	24,556
5.75% 8/1/26	3,320	3,459
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	14,138
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,424
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,256
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,271
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	36,795
5.75% 8/15/38 (AMBAC Insured)	27,550	27,627
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/23	2,155	2,351
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	5,900	5,912
Series B, 5.375% 7/15/16	5,000	5,009
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,311
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,138
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,924
Waller Independent School District 5.5% 2/15/37	4,920	5,299
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	12,480	12,955
Weatherford Independent School District 0% 2/15/33	6,985	2,267
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,142
5.75% 8/15/30	2,890	3,046
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	62
5.5% 2/15/20 (FSA Insured)	65	67
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,196
		645,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	$ 9,205	$ 9,224
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,290	2,680
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,896
5.25% 4/1/17 (FSA Insured)	4,335	4,670
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,688
		30,158
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,126
6.125% 12/1/27 (AMBAC Insured)	8,600	8,625
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,150
		15,901
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,380	1,419
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,322
6% 2/15/13 (AMBAC Insured)	1,460	1,611
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,774
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,936
		11,062
Washington - 5.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,675
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	$ 2,430	$ 2,582
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	3,535	3,729
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,398
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	22,157
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,651
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,809
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,095
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,791
5.25% 12/1/36 (FSA Insured)	9,180	9,488
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,944
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,315
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,793
Series 2008, 5.75% 1/1/43	22,700	24,697
Series 2009, 5.25% 1/1/42	2,600	2,739
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,773
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,400
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,635
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,301
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,368
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,180
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,170
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,157
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	15,800	16,566
Series B, 5% 7/1/28	395	418
Series R 97A:
0% 7/1/17	7,045	5,433
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,291
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,419
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,350
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	6,114
Series 2010 A:
5.25% 8/15/19 (c)	3,850	4,067
5.25% 8/15/20 (c)	2,000	2,089
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,797
Series 2006 D, 5.25% 10/1/33	2,000	2,038
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,733
7% 7/1/39	3,000	3,170
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	62,423
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,801
		281,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 713
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,647
		3,360
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,795	4,117
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,088
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,137
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,307
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,973
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,427
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,499
5.5% 8/15/16	1,395	1,402
		23,950
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,814
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,365	4,657
		10,471
TOTAL MUNICIPAL BONDS (Cost $5,522,757)		5,564,982
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,670
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.29% (e)(f) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $5,529,357)		5,571,752
NET OTHER ASSETS - 1.2%		69,008
NET ASSETS - 100%		$ 5,640,760
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,373,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,177
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 23
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,571,652	$ -	$ 5,571,652	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,571,752	$ 100	$ 5,571,652	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	14.8%
Water & Sewer	11.0%
Special Tax	9.9%
Transportation	9.6%
Electric Utilities	7.8%
Others* (individually less than 5%)	10.9%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $8,010,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,529,257)	$ 5,571,652
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,529,357)		$ 5,571,752
Cash		29,049
Receivable for fund shares sold		4,459
Interest receivable		76,428
Prepaid expenses		19
Other receivables		7
Total assets		5,681,714

Liabilities
Payable for investments purchased Regular delivery	$ 10,171
Delayed delivery	17,723
Payable for fund shares redeemed	2,753
Distributions payable	7,199
Accrued management fee	1,718
Other affiliated payables	1,275
Other payables and accrued expenses	115
Total liabilities		40,954

Net Assets		$ 5,640,760
Net Assets consist of:
Paid in capital		$ 5,606,094
Undistributed net investment income		2,222
Accumulated undistributed net realized gain (loss) on investments		(9,951)
Net unrealized appreciation (depreciation) on investments		42,395
Net Assets, for 452,836 shares outstanding		$ 5,640,760
Net Asset Value, offering price and redemption price per share ($5,640,760 ÷ 452,836 shares)		$ 12.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Interest		$ 244,655
Income from Fidelity Central Funds		23
Total income		244,678

Expenses
Management fee	$ 19,073
Transfer agent fees	4,083
Accounting fees and expenses	666
Custodian fees and expenses	70
Independent trustees' compensation	19
Registration fees	237
Audit	75
Legal	16
Miscellaneous	430
Total expenses before reductions	24,669
Expense reductions	(36)	24,633
Net investment income		220,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,288
Change in net unrealized appreciation (depreciation) on investment securities		397,561
Net gain (loss)		400,849
Net increase (decrease) in net assets resulting from operations		$ 620,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 220,045	$ 212,919
Net realized gain (loss)	3,288	(10,781)
Change in net unrealized appreciation (depreciation)	397,561	(443,580)
Net increase (decrease) in net assets resulting from operations	620,894	(241,442)
Distributions to shareholders from net investment income	(219,779)	(212,506)
Distributions to shareholders from net realized gain	(181)	(4,538)
Total distributions	(219,960)	(217,044)
Share transactions Proceeds from sales of shares	1,554,587	1,693,438
Reinvestment of distributions	142,765	141,190
Cost of shares redeemed	(1,002,201)	(1,972,543)
Net increase (decrease) in net assets resulting from share transactions	695,151	(137,915)
Redemption fees	141	178
Total increase (decrease) in net assets	1,096,226	(596,223)

Net Assets
Beginning of period	4,544,534	5,140,757
End of period (including undistributed net investment income of $2,222 and undistributed net investment income of $3,718, respectively)	$ 5,640,760	$ 4,544,534
Other Information Shares
Sold	127,750	141,784
Issued in reinvestment of distributions	11,712	11,698
Redeemed	(82,148)	(166,706)
Net increase (decrease)	57,314	(13,224)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 12.58	$ 12.77	$ 12.82	$ 13.09
Income from Investment Operations
Net investment income B	.517	.515	.514	.529	.549
Net realized and unrealized gain (loss)	.970	(1.081)	(.125)	.068	(.080)
Total from investment operations	1.487	(.566)	.389	.597	.469
Distributions from net investment income	(.517)	(.513)	(.514)	(.527)	(.547)
Distributions from net realized gain	-G	(.011)	(.065)	(.120)	(.192)
Total distributions	(.517)	(.524)	(.579)	(.647)	(.739)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 12.46	$ 11.49	$ 12.58	$ 12.77	$ 12.82
Total Return A	13.14%	(4.61)%	3.13%	4.78%	3.66%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.48%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.48%	.46%	.44%	.45%	.45%
Net investment income	4.25%	4.23%	4.08%	4.15%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 5,641	$ 4,545	$ 5,141	$ 4,686	$ 4,676
Portfolio turnover rate D	10%	15%	22% F	25%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 147,579
Gross unrealized depreciation	(103,384)
Net unrealized appreciation (depreciation)	$ 44,195

Tax Cost	$ 5,527,557

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 410
Capital loss carryforward	$ (8,010)
Net unrealized appreciation (depreciation)	$ 44,195

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 219,779	$ 212,506
Ordinary Income	181	-
Long-term Capital Gains	-	4,538
Total	$ 219,960	$ 217,044

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,205,256 and $488,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.83% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank N.A.

New York NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-UANN-0210
1.787741.106

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,051.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Ohio Municipal Money Market Fund	.53%
Actual		$ 1,000.00	$ 1,000.10	$ 2.67**
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .57% and the expenses paid in the actual and hypothetical examples above would have been $2.87 and $2.91, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Income Fund	11.11%	4.01%	5.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 11.11% and the Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index returned 12.68%. Some of the fund's underperformance stemmed from the its comparatively large exposure to high-coupon callable bonds - those that carry coupons that exceed prevailing rates and feature a call option allowing the issuer to redeem them before maturity. They tend to be less liquid, or easily traded, and lagged during the market rebound. An underweighting in discount bonds also hurt because strong demand helped them outpace the benchmark. The fund's underweighting in tobacco bonds cost us some ground because they were among the market's best performers as investors gravitated toward riskier, higher-yielding bonds. The way in which I allocated investments across bonds with certain maturities produced mixed results. Early on, an overweighting in intermediate-maturity bonds aided performance because they generally outpaced longer-term securities, in which the fund was underweighted. But as the period progressed, I gradually reduced the fund's overweighting in intermediates and built up an overweighting in longer-term bonds, which our analysis indicated offered better values. This restructuring worked against us because longer-term bonds continued to underperform.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	43.4
Health Care	14.5	12.5
Education	13.9	13.7
Water & Sewer	10.6	10.9
Special Tax	4.3	4.4
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	7.2	9.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	7.6	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 7.3%	AAA 8.1%
AA,A 76.5%	AA,A 79.5%
BBB 8.1%	BBB 9.2%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 4.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,519,008
Ohio - 92.7%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,720
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,560,930
5% 1/1/15	1,275,000	1,335,040
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,357,238
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,648,386
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,640,807
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,455,734
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,096,353
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,167,340
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,075,443
5% 12/1/37	1,095,000	1,132,318
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,331,900
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,077,600
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	8,046,971
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,891,407
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,378,714
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,717,980
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,131,157
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,100,195
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,075,477
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,651,965
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,410,820
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,049,560
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	506,490
5% 12/1/20	1,240,000	1,385,787
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,895,720
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,631,495
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,248,115
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,303,434
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,380,477
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,151,011
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,413,331
5.25% 12/1/19 (FSA Insured)	1,045,000	1,119,864
5.25% 12/1/23 (FSA Insured)	1,000,000	1,064,080
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,719,949
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,321,258
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,592,513
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,039,050
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,450,000	2,535,603
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,009
Series 2007 O, 5% 1/1/37	3,200,000	3,273,792
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	3,105,000	3,330,454
5% 12/1/29	1,000,000	1,069,250
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District: - continued
(School Facilities Construction and Impt. Proj.):
5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,553,300
Series 2009 B, 5% 12/1/26	1,805,000	1,954,400
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,215,194
5% 8/1/27	1,200,000	1,264,020
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,343,792
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,343,587
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,173,137
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,038,382
Dublin City School District 5% 12/1/21	1,200,000	1,341,492
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,386,288
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,161,390
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,414,279
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,415,598
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,116,916
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,224,320
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,037,750
Series A:
5% 11/1/15	260,000	286,400
5% 11/1/16	265,000	291,277
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,687,489
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,510
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,102,750
Hamilton City School District 5% 12/1/34	2,000,000	2,071,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,102,949
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,146,111
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,283,820
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,197,145
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,164,513
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,867,736
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,604,827
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,725,059
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	963,638
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,280,892
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,090
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,110
Hilliard School District 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	388,420
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,020
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,367,511
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,474,452
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,308,567
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,036,880
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,152,698
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,456,783
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	$ 2,055,000	$ 2,091,250
5% 8/15/15	1,160,000	1,170,092
5% 8/15/16	1,260,000	1,255,036
5% 8/15/17	1,000,000	992,460
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,269,240
0% 12/1/16 (FSA Insured)	1,200,000	962,544
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,004,970
5.5% 2/15/11	2,075,000	2,135,424
5.5% 2/15/12	375,000	393,690
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,831,959
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,152,548
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,208,128
5% 11/15/38	1,165,000	1,165,757
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,286,960
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,026,700
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,216,020
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	4,817,520
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,176,240
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	113,994
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	135,000	134,179
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	99,011
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,522,458
5% 12/1/33	1,340,000	1,405,687
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,209,050
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,285,511
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	$ 1,900,000	$ 1,975,373
Series 2008 D, 6.25% 10/1/33	2,500,000	2,707,725
Series A:
6% 12/1/19	1,470,000	1,494,917
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,571,142
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,069,300
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,837,450
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,155,600
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,090,440
Series A, 6.25% 11/15/39	2,250,000	2,344,230
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,255,704
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,303,956
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	580,435
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,209,760
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	1,960,283
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,652,911
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,229,099
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	544,015
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,658,399
Series 2005 B, 5% 5/1/16	1,000,000	1,137,120
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,969,640
Series D, 5% 3/1/24	3,415,000	3,627,515
Series 2008 A:
5.375% 9/1/23	1,025,000	1,151,741
5.375% 9/1/28	7,050,000	7,785,456
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	6,060,000	6,692,906
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	$ 2,335,000	$ 2,798,591
Series 1994:
6.125% 10/1/15	2,000,000	2,317,860
6.25% 10/1/16	2,500,000	2,915,750
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,659,476
5.5% 1/1/43	2,000,000	2,045,340
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,074,630
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,843,880
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,303,347
Series 2009, 5.5% 12/1/36	5,000,000	5,195,800
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,235,480
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,263,357
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,811,109
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,002,010
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,149,750
Series 2003 B, 5.25% 6/1/16	5,000,000	5,480,000
Series 2008 A, 5% 12/1/26	2,225,000	2,412,746
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,468,270
Series 2001 A, 5.5% 2/15/26	1,600,000	1,630,576
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,073,793
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,234,577
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,703,725
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,104,350
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,030,628
5.25% 12/1/18	2,610,000	3,039,162
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,831,237
5.5% 6/1/17	3,710,000	4,375,426
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,902,112
5% 12/1/17	3,765,000	4,122,110
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,420,938
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,447,765
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,366,853
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,340,403
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004, 5%, tender 1/4/10 (a)	3,250,000	3,250,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2005 B, 0% 12/1/14	1,500,000	1,335,720
5% 6/1/18	2,000,000	2,179,280
5.25% 12/1/19	1,975,000	2,301,645
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,210,875
5% 12/1/36	2,700,000	2,797,308
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,035,910
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,882,711
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,051,337
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,026,313
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	988,450
0% 12/1/17	1,250,000	939,213
5% 12/1/32	1,500,000	1,580,910
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	509,780
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30	$ 330,000	$ 335,204
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,127,200
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,267,396
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,561,962
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,020,280
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,531,373
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,121,134
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	490,281
5% 12/1/35 (FSA Insured)	2,500,000	2,508,400
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,795,518
5.25% 12/1/21	1,740,000	1,895,852
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,339,669
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,170,760
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,056,050
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,166,288
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,594,500
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,122,970
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,428,309
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,088,796
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,367,797
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,320
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,525,443
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2004 A:
5% 6/1/19 (AMBAC Insured)	$ 1,520,000	$ 1,594,510
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,076,650
5% 6/1/23 (FSA Insured)	2,000,000	2,142,940
5% 6/1/24 (FSA Insured)	2,000,000	2,132,640
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	267,871
6.65% 12/1/11	115,000	123,808
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,012,321
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,464,334
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,520,496
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,589,796
		485,084,345
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,027,034
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,404,117
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,045,930
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,037,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	9,300,000	1,373,982
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	123,651
0% 8/1/47 (AMBAC Insured)	1,000,000	97,620
Series 2009 A, 6% 8/1/42	1,000,000	1,041,300
		9,246,034
Virgin Islands - 1.2%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,001,350
Series 2009 A, 6.75% 10/1/37	1,000,000	1,057,600
Series 2009 B, 5% 10/1/25	1,000,000	980,710
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,600,000	$ 1,439,872
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,972,600
		6,452,132
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $489,538,735)	502,301,519
NET OTHER ASSETS - 4.0%	21,197,231
NET ASSETS - 100%	$ 523,498,750
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.0%
Health Care	14.5%
Education	13.9%
Water & Sewer	10.6%
Others* (individually less than 5%)	23.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $489,538,735)		$ 502,301,519
Cash		17,845,721
Receivable for fund shares sold		338,293
Interest receivable		4,260,393
Prepaid expenses		1,681
Other receivables		2,621
Total assets		524,750,228

Liabilities
Payable for fund shares redeemed	$ 355,723
Distributions payable	558,162
Accrued management fee	159,323
Transfer agent fee payable	99,861
Other affiliated payables	33,313
Other payables and accrued expenses	45,096
Total liabilities		1,251,478

Net Assets		$ 523,498,750
Net Assets consist of:
Paid in capital		$ 510,860,013
Undistributed net investment income		12,415
Accumulated undistributed net realized gain (loss) on investments		(136,462)
Net unrealized appreciation (depreciation) on investments		12,762,784
Net Assets, for 45,140,349 shares outstanding		$ 523,498,750
Net Asset Value, offering price and redemption price per share ($523,498,750 ÷ 45,140,349 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 21,435,913

Expenses
Management fee	$ 1,759,700
Transfer agent fees	374,569
Accounting fees and expenses	123,408
Custodian fees and expenses	7,038
Independent trustees' compensation	1,725
Registration fees	20,812
Audit	47,718
Legal	2,037
Miscellaneous	37,125
Total expenses before reductions	2,374,132
Expense reductions	(4,384)	2,369,748
Net investment income		19,066,165
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		537,075
Change in net unrealized appreciation (depreciation) on investment securities		29,120,688
Net gain (loss)		29,657,763
Net increase (decrease) in net assets resulting from operations		$ 48,723,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,066,165	$ 17,430,256
Net realized gain (loss)	537,075	(227,996)
Change in net unrealized appreciation (depreciation)	29,120,688	(24,735,772)
Net increase (decrease) in net assets resulting from operations	48,723,928	(7,533,512)
Distributions to shareholders from net investment income	(19,059,945)	(17,431,194)
Distributions to shareholders from net realized gain	(315,347)	(299,285)
Total distributions	(19,375,292)	(17,730,479)
Share transactions Proceeds from sales of shares	113,681,441	106,766,039
Reinvestment of distributions	13,242,068	12,333,882
Cost of shares redeemed	(62,614,002)	(88,409,279)
Net increase (decrease) in net assets resulting from share transactions	64,309,507	30,690,642
Redemption fees	9,552	4,216
Total increase (decrease) in net assets	93,667,695	5,430,867

Net Assets
Beginning of period	429,831,055	424,400,188
End of period (including undistributed net investment income of $12,415 and undistributed net investment income of $11,167, respectively)	$ 523,498,750	$ 429,831,055
Other Information Shares
Sold	9,963,353	9,614,154
Issued in reinvestment of distributions	1,159,348	1,106,334
Redeemed	(5,508,894)	(8,078,772)
Net increase (decrease)	5,613,807	2,641,716

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Income from Investment Operations
Net investment income B	.455	.449	.444	.459	.476
Net realized and unrealized gain (loss)	.737	(.632)	(.040)	.050	(.135)
Total from investment operations	1.192	(.183)	.404	.509	.341
Distributions from net investment income	(.455)	(.449)	(.444)	(.459)	(.476)
Distributions from net realized gain	(.007)	(.008)	(.050)	(.110)	(.185)
Total distributions	(.462)	(.457)	(.494)	(.569)	(.661)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Total Return A	11.11%	(1.62)%	3.59%	4.47%	2.90%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.50%	.47%	.45%	.45%	.47%
Net investment income	3.99%	4.01%	3.88%	3.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 523,499	$ 429,831	$ 424,400	$ 421,878	$ 424,849
Portfolio turnover rate	10%	11%	22%	19%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	81.7	77.0	77.6
31 - 90	3.8	6.2	4.5
91 - 180	7.6	10.0	7.6
181 - 397	6.9	6.8	10.3
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Ohio Municipal Money Market Fund	36 Days	44 Days	44 Days
Ohio Tax-Free Money Market Average*	40 Days	42 Days	43 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 70.0%	Variable Rate Demand Notes (VRDNs) 69.9%
Commercial Paper (including CP Mode) 5.3%	Commercial Paper (including CP Mode) 4.6%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 9.8%	Municipal Notes 17.3%
Fidelity Municipal Cash Central Fund 9.6%	Fidelity Municipal Cash Central Fund 4.7%
Other Investments 4.7%	Other Investments 4.5%
Net Other Assets † 0.0%	Net Other Assets** (1.6)%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Ohio Municipal Money Market Fund	.01%	.06%	.18%	.28%	.88%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers, the Fund would have had a net investment loss and therefore its performance would have been lower.

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.
† Represents less than 0.1%

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
California - 0.3%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,750,000	1,750,000
Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	800,000	800,000
		2,550,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.4%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.33%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.38%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		8,200,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.27% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.39%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	1,000,000	1,000,000
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		8,700,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.8%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (a)(d)	$ 1,600,000	$ 1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 85.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 0.27%, LOC Wachovia Bank NA, VRDN (a)	3,700,000	3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,750,000	22,750,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.55%, tender 2/15/10 (a)	5,899,000	5,899,000
Avon Gen. Oblig. BAN Series 2009, 1.3% 5/12/10	2,800,000	2,804,474
Avon Lake City School District BAN Series 2009, 1% 5/12/10	3,250,000	3,257,619
Beachwood Gen. Oblig. BAN Series 2009, 1.5% 12/2/10	3,000,000	3,024,891
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)	19,650,000	19,650,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.31%, LOC Nat'l. City Bank Cleveland, VRDN (a)	780,000	780,000
Cleveland Arpt. Sys. Rev.:
Bonds Series 2009 C, 2.5% 1/1/10	6,225,000	6,225,000
Series 2008 D, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,375,000	6,375,000
Series 2009 A, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	8,160,000	8,160,000
Series 2009 D, 0.32%, LOC KBC Bank NV, VRDN (a)	9,825,000	9,825,000
Cleveland Wtrwks. Rev.:
Bonds Series 2002 K, 5% 1/1/10	1,000,000	1,000,000
Series 2008 Q, 0.2%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	8,200,000	8,200,000
Columbus City School District Participating VRDN Series 1488, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,515,000	8,515,000
Columbus Muni. Arpt. Auth. Rev. Series A, 0.3% 2/11/10, LOC Calyon New York Branch, CP	8,000,000	8,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.34%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	2,990,000	2,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Econ. Dev. Rev. (Euclid Ave. Hsg. Corp. Proj.) Series 2009 B, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 7,070,000	$ 7,070,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,835,000	11,835,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.54%, LOC JPMorgan Chase Bank, VRDN (a)(d)	615,000	615,000
(Pubco Corp. Proj.) Series 2001, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,290,000	1,290,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN:
1.5% 4/28/10	11,500,000	11,527,797
1.5% 12/21/10	3,500,000	3,534,107
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	10,970,000	10,970,000
Series 2004 B, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,230,000	7,230,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,420,000	2,420,000
(Trinity Health Sys. Proj.) Series 1995, 0.2%, VRDN (a)	5,600,000	5,600,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	3,150,000	3,150,000
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	700,000	700,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,680,000	8,680,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,710,000	18,710,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.: - continued
(Childrens Hosp. Med. Ctr. Proj.):
Series 2000, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,260,000	$ 9,260,000
Series 2002 I, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,680,000	7,680,000
Series 2007 N, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,450,000	4,450,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	10,500,000	10,612,042
Kent State Univ. Revs.:
Bonds Series 2009 B, 2% 5/1/10	4,630,000	4,652,089
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	5,475,000	5,475,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.19%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,370,000	2,370,000
Lancaster Port Auth. Gas Rev. 0.23% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,855,000	25,855,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.33%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,050,000	2,050,000
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,562,467
Mason Gen. Oblig. BAN:
(Road Impt. Proj.) 1.5% 7/28/10	1,150,000	1,154,876
1.5% 3/11/10	2,600,000	2,603,657
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,720,000	3,720,000
Miami County Gen. Oblig. BAN (911 Sys. Proj.) 1.25% 5/14/10	1,000,000	1,001,828
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	10,700,000	10,770,441
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series 2008 A, 5% 11/15/10	2,705,000	2,803,362
Participating VRDN Series Putters 3622, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.: - continued
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 1,800,000	$ 1,800,000
Niles Gen. Oblig. BAN Series 2009, 1.75% 11/10/10	4,600,000	4,635,581
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.27%, LOC Cr. Agricole SA, VRDN (a)(d)	12,100,000	12,100,000
0.55%, VRDN (a)	11,000,000	11,000,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,700,000	9,700,000
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,650,000	13,650,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.24%, LOC Wachovia Bank NA, VRDN (a)	2,100,000	2,100,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,200,000	6,200,000
Series 2009 C, 0.25%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,600,000	3,600,000
Series 2009 D, 0.3%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,540,000	6,540,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Proj.) Series 2004 B, 5% 10/1/10	500,000	516,790
(James A. Rhodes State Office Tower Proj.) Series 1998 A, 5.25% 6/1/10	4,940,000	5,032,286
(William Green Bldg. Proj.) Series 2003 A, 5% 4/1/10	2,180,000	2,204,160
Ohio Gen. Oblig.:
Bonds:
(Common Schools Proj.) Series 2003 B, 5% 6/15/10	2,000,000	2,041,052
(Full Faith and Cr./Hwy. User Receipts Proj.) Series G, 5% 5/1/10	2,000,000	2,029,540
(Higher Ed. Proj.) Series 2006 A, 3.75% 5/1/10	1,000,000	1,010,906
(Infrastructure Impt. Proj.):
Series 1999, 5.75% 2/1/12 (Pre-Refunded to 2/1/10 @ 101) (e)	1,000,000	1,014,467
Series 2000:
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	3,385,000	3,400,076
5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (e)	1,795,000	1,803,024
Series 2000 B, 5.625% 5/1/15 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,016,842
Series K, 4% 5/1/10	1,000,000	1,010,797
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Common Schools Proj.) Series 2005 B, 0.15%, VRDN (a)	$ 12,500,000	$ 12,500,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Proj.):
Series 2008 B6, 0.37% tender 6/15/10, CP mode	23,900,000	23,900,000
0.4% tender 3/4/10, CP mode	12,700,000	12,700,000
Series 2008 B5, 0.45% tender 1/6/10, CP mode	10,700,000	10,700,000
(Kenyon College Proj.) Series 1999, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	7,400,000	7,400,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.45%, LOC RBS Citizens NA, VRDN (a)	31,800,000	31,800,000
(Xavier Univ. Proj.) Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700,000	3,700,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,940,000	5,940,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	1,706,000	1,706,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,435,000	2,435,000
Series Merlots 06 A2, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,325,000	5,325,000
Series Putters 1334, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.32% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	1,650,000	1,650,000
Series 2005 B1, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 F, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series 2006 F, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	15,100,000	15,100,000
Series B, 0.25% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Series 2004 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series B, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,990,000	11,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.25%, LOC RBS Citizens NA, VRDN (a)(d)	$ 700,000	$ 700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.42%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)(d)	4,515,000	4,515,000
(Wingate at Belle Meadows Proj.) 0.29%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.25% (Liquidity Facility Citibank NA), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 J, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,200,000	5,200,000
Series 2006 N, 0.24% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	28,595,000	28,595,000
Series 2008 B, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	22,400,000	22,400,000
Series 2008 H, 0.28% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) Series 2002, 0.23% (BP PLC Guaranteed), VRDN (a)(d)	5,000,000	5,000,000
Ohio State Univ. Gen. Receipts:
Bonds Series 2005 A, 5% 6/1/10	6,470,000	6,589,499
Series 1997, 0.2%, VRDN (a)	600,000	600,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.28%, LOC Barclays Bank PLC, VRDN (a)(d)	3,380,000	3,380,000
Series A, 0.33%, LOC Barclays Bank PLC, VRDN (a)(d)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.33% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	7,990,000	7,990,000
Perrysburg Gen. Oblig. BAN:
1.25% 11/4/10	1,200,000	1,202,490
1.25% 11/4/10	2,570,000	2,575,332
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	11,770,000	11,770,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.19%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,435,000	1,435,000
Solon Gen. Oblig. BAN Series 2009, 1.125% 11/18/10	1,175,000	1,178,844
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Stow Gen. Oblig. BAN 1.5% 5/7/10	$ 9,575,000	$ 9,604,219
Sylvania Gen. Oblig. BAN 2% 7/15/10	3,250,000	3,271,530
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10	16,000,000	16,069,607
Series 2009 D, 1.5% 12/16/10	5,250,000	5,298,910
Series 2008 B, 0.63%, LOC Bayerische Landesbank, VRDN (a)	3,400,000	3,400,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,850,000	3,850,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.26%, LOC Nat'l. City Bank Cleveland, VRDN (a)	4,385,000	4,385,000
Wadsworth City School District Bonds Series 2009, 2.25% 9/22/10	4,750,000	4,804,592
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,100,565
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.9%, LOC RBS Citizens NA, VRDN (a)	2,200,000	2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,435,000	1,435,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,200,000	3,200,000
		883,450,759
Texas - 0.5%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.29%, LOC Compass Bank, VRDN (a)	4,100,000	4,100,000
		5,100,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	900,000	900,000
Municipal Securities - continued
	Shares	Value
Other - 9.6%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	98,557,000	$ 98,557,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,029,157,759)		1,029,157,759
NET OTHER ASSETS - 0.0%		394,579
NET ASSETS - 100%		$ 1,029,552,338
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 156,241
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $930,600,759)	$ 930,600,759
Fidelity Central Funds (cost $98,557,000)	98,557,000
Total Investments (cost $1,029,157,759)		$ 1,029,157,759
Cash		95,985
Receivable for fund shares sold		14,018,183
Interest receivable		1,565,669
Distributions receivable from Fidelity Central Funds		21,527
Prepaid expenses		3,716
Other receivables		53
Total assets		1,044,862,892

Liabilities
Payable for investments purchased	$ 4,420,494
Payable for fund shares redeemed	10,288,835
Distributions payable	101
Accrued management fee	263,393
Other affiliated payables	302,945
Other payables and accrued expenses	34,786
Total liabilities		15,310,554

Net Assets		$ 1,029,552,338
Net Assets consist of:
Paid in capital		$ 1,029,464,960
Accumulated undistributed net realized gain (loss) on investments		87,378
Net Assets, for 1,029,122,109 shares outstanding		$ 1,029,552,338
Net Asset Value, offering price and redemption price per share ($1,029,552,338 ÷ 1,029,122,109 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 7,589,755
Income from Fidelity Central Funds		156,241
Total income		7,745,996

Expenses
Management fee	$ 4,047,092
Transfer agent fees	1,508,722
Accounting fees and expenses	124,579
Custodian fees and expenses	19,763
Independent trustees' compensation	3,929
Registration fees	27,820
Audit	35,220
Legal	5,536
Money Market Guarantee Program Fee	338,435
Miscellaneous	172,449
Total expenses before reductions	6,283,545
Expense reductions	(227,243)	6,056,302
Net investment income		1,689,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92,975
Net increase in net assets resulting from operations		$ 1,782,669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,689,694	$ 20,969,278
Net realized gain (loss)	92,975	168,878
Net increase in net assets resulting from operations	1,782,669	21,138,156
Distributions to shareholders from net investment income	(1,687,450)	(20,968,116)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,524,668,540	3,547,202,576
Reinvestment of distributions	1,668,028	20,673,460
Cost of shares redeemed	(2,721,115,399)	(3,561,061,911)
Net increase (decrease) in net assets and shares resulting from share transactions	(194,778,831)	6,814,125
Total increase (decrease) in net assets	(194,683,612)	6,984,165

Net Assets
Beginning of period	1,224,235,950	1,217,251,785
End of period (including undistributed net investment income of $0 and undistributed net investment income of $85,181, respectively)	$ 1,029,552,338	$ 1,224,235,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.018	.032	.030	.020
Distributions from net investment income	- D	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.15%	1.77%	3.22%	3.01%	1.99%
Ratios to Average Net Assets B, C
Expenses before reductions	.57%	.54%	.52%	.54%	.54%
Expenses net of fee waivers, if any	.55%	.54%	.52%	.54%	.54%
Expenses net of all reductions	.55%	.48%	.41%	.40%	.43%
Net investment income	.15%	1.75%	3.17%	2.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 489,525,897	$ 16,097,435	$ (3,321,813)	$ 12,775,622
Fidelity Ohio Municipal Money Market Fund	1,029,157,759	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ -	$ 12,775,622
Fidelity Ohio Municipal Money Market Fund	87,626	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 19,059,945	$ 315,347	$ 19,375,292
Fidelity Ohio Municipal Money Market Fund	1,687,450	-	1,687,450
December 31, 2008	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 17,431,194	$ 299,285	$ 17,730,479
Fidelity Ohio Municipal Money Market Fund	20,968,116	-	20,968,116

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $96,386,247 and $45,317,202, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 2,375

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $225,889.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 4,374	$ 10
Fidelity Ohio Municipal Money Market Fund	1,315	39

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Leader of FMR (2010-present), and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 309,084
Fidelity Ohio Municipal Money Market Fund	$ 5,932

During fiscal year ended 2009, 100% of each Fund's income dividends were free from federal income tax, and 1.73% and 30.61% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Fidelity Ohio Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 32% would mean that 68% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-UANN-0210
1.787739.106

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,045.80	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60
Fidelity Pennsylvania Municipal Money Market Fund	.43%
Actual		$ 1,000.00	$ 1,000.10	$ 2.17**
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.62 and $2.65, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity PA Municipal Income Fund	9.70%	3.86%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned 9.70% and the Barclays Capital Pennsylvania Enhanced Municipal Bond Index returned 11.95%. An underweighting in lower-quality investment-grade bonds hurt the fund's relative performance because they rebounded significantly in 2009 as investors gravitated to their attractive valuations relative to higher-quality bonds amid a less pessimistic outlook on the economy and credit markets. Below-index exposure to health care bonds also was a negative, as they regained a lot of ground in 2009 after lagging in 2008. This recent upturn reflected a broad-market reassessment of the risk/reward trade-off of these securities at significantly lower prices. Also detracting from the fund's relative performance was a larger-than-index exposure to longer-term bonds, which generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as periodic inflation fears.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	29.8
Transportation	13.9	15.2
Education	10.3	11.3
Health Care	10.0	9.6
Escrowed/Pre-Refunded	8.9	10.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	5.8	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AA,A 80.9%	AA,A 78.1%
BBB 13.9%	BBB 15.5%
Not Rated 2.6%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,141,180
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,475,345
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,134,700
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	701,498
		6,452,723
Pennsylvania - 95.2%
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,561,661
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,815,891
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,520,364
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,055,600
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,109,140
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,143,130
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,718,343
5.25% 3/1/32	2,000,000	2,028,680
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	50,394
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,730,131
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,030,400
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,141,757
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	310,938
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,725,000	$ 3,778,007
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,662,645
6% 3/1/31 (FSA Insured)	1,975,000	2,179,393
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,211,710
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,339,390
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	267,570
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,881,893
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,015,925
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,110,260
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,307,486
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,586,100
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,213,550
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,507,750
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,084,140
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,077,040
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,722,328
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,653
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,102,030
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,114,750
6% 11/15/30	3,620,000	3,711,224
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	909,353
Delaware County Auth. Univ. Rev. 5.25% 12/1/31 (a)	600,000	627,312
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500,000	$ 2,508,975
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,284,465
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,236,140
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,063,609
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,667,538
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,268,161
7.75% 4/1/25 (FSA Insured)	875,000	1,059,818
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (a)	1,750,000	1,737,785
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,831,324
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,170,772
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,093,612
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	760,857
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	682,900
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,096,535
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,541,850
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,476,445
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,378,969
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,436,872
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,084,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,098,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	$ 900,000	$ 920,484
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	565,990
5% 2/15/34	2,250,000	2,357,190
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,127,014
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,920,044
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,347,157
6.375% 11/1/41 (c)	1,300,000	1,316,991
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,249,141
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,511,480
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,067,180
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,554,345
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	879,004
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	136,691
Second Series 2009, 5% 4/15/25	500,000	556,425
Series 2007 A, 5% 11/1/18	4,805,000	5,466,600
Series 2009, 5% 3/15/27	6,000,000	6,588,060
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,212,650
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,174,775
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,871,250
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,216,180
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,011,880
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 1999 A:
5.25% 8/1/11 (FSA Insured)	$ 1,000,000	$ 1,011,900
Series 2001 A:
6% 1/15/22	400,000	409,800
6% 1/15/31	1,000,000	1,019,960
Series 2000 S, 5.5% 6/15/15 (Pre-Refunded to 6/15/10 @ 100) (d)	500,000	511,555
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,104,097
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	50,530
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,731,160
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,625,823
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,106,660
Series A, 5% 8/15/29	3,945,000	4,221,387
5% 9/1/29	1,550,000	1,633,266
5% 9/1/35	4,485,000	4,622,645
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,124,560
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,147,360
5.625% 6/1/14	3,595,000	3,830,005
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,015,304
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,192,636
5% 12/1/25 (AMBAC Insured)	7,345,000	7,760,286
5% 12/1/26 (AMBAC Insured)	3,500,000	3,681,720
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,202,840
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,254,460
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,812,036
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,592,115
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,595,580
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,051,700
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,050,000
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,811,645
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,839,228
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,902,382
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,531,449
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	2,290,000	2,616,554
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,767,560
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,552,856
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,189,840
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,117,468
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,699,373
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	986,900
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,114,560
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,904,304
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	909,310
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,081,124
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,234,778
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,940,687
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,228,047
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	400,804
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	799,646
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 7/1/35	$ 4,130,000	$ 4,217,308
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,098,250
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,173,720
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,210,208
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,626,970
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,233,340
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	4,455,000	5,046,401
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,052,478
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,811
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,148,370
5% 11/1/24	2,065,000	2,264,644
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,745,175
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	840,663
5.375% 4/1/17 (FSA Insured)	830,000	878,572
5.375% 4/1/18 (FSA Insured)	875,000	921,909
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,083,390
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,924,295
5% 5/1/28 (FSA Insured)	1,000,000	1,078,930
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,177,570
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,152,460
Series 2009 A, 5% 9/15/16	1,150,000	1,326,870
Series 2009 B, 5.5% 9/15/24	5,250,000	6,015,608
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,980,936
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	$ 1,850,000	$ 2,010,636
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,065,490
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,713,081
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,076,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,459,225
0% 8/15/22	6,550,000	3,395,258
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,975,857
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,041,159
		407,924,670
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,050
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	542,840
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,548,945
		3,140,835
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $406,533,813)	417,518,228
NET OTHER ASSETS - 2.6%	11,050,469
NET ASSETS - 100%	$ 428,568,697
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.6%
Transportation	13.9%
Education	10.3%
Health Care	10.0%
Escrowed/Pre-Refunded	8.9%
Water & Sewer	7.9%
Electric Utilities	7.4%
Others* (individually less than 5%)	6.0%
100.0%
* Includes net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $98,320 all of which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $406,533,813)		$ 417,518,228
Cash		10,222,853
Receivable for fund shares sold		475,876
Interest receivable		5,131,030
Prepaid expenses		1,383
Other receivables		843
Total assets		433,350,213

Liabilities
Payable for investments purchased Regular delivery	$ 885,134
Delayed delivery	2,373,442
Payable for fund shares redeemed	692,066
Distributions payable	530,512
Accrued management fee	130,250
Other affiliated payables	123,836
Other payables and accrued expenses	46,276
Total liabilities		4,781,516

Net Assets		$ 428,568,697
Net Assets consist of:
Paid in capital		$ 417,852,852
Undistributed net investment income		31,368
Accumulated undistributed net realized gain (loss) on investments		(299,938)
Net unrealized appreciation (depreciation) on investments		10,984,415
Net Assets, for 39,757,898 shares outstanding		$ 428,568,697
Net Asset Value, offering price and redemption price per share ($428,568,697 ÷ 39,757,898 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 16,647,221

Expenses
Management fee	$ 1,408,926
Transfer agent fees	348,477
Accounting fees and expenses	99,108
Custodian fees and expenses	5,193
Independent trustees' compensation	1,351
Registration fees	25,167
Audit	47,444
Legal	2,152
Miscellaneous	28,720
Total expenses before reductions	1,966,538
Expense reductions	(9,373)	1,957,165
Net investment income		14,690,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		425,356
Change in net unrealized appreciation (depreciation) on investment securities		19,407,990
Net gain (loss)		19,833,346
Net increase (decrease) in net assets resulting from operations		$ 34,523,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,690,056	$ 13,101,124
Net realized gain (loss)	425,356	246,281
Change in net unrealized appreciation (depreciation)	19,407,990	(16,604,272)
Net increase (decrease) in net assets resulting from operations	34,523,402	(3,256,867)
Distributions to shareholders from net investment income	(14,683,926)	(13,097,181)
Distributions to shareholders from net realized gain	-	(724,260)
Total distributions	(14,683,926)	(13,821,441)
Share transactions Proceeds from sales of shares	140,779,407	102,929,655
Reinvestment of distributions	9,145,579	9,027,689
Cost of shares redeemed	(67,808,259)	(83,786,033)
Net increase (decrease) in net assets resulting from share transactions	82,116,727	28,171,311
Redemption fees	46,699	9,950
Total increase (decrease) in net assets	102,002,902	11,102,953

Net Assets
Beginning of period	326,565,795	315,462,842
End of period (including undistributed net investment income of $31,368 and undistributed net investment income of $25,237, respectively)	$ 428,568,697	$ 326,565,795
Other Information Shares
Sold	13,288,965	9,806,214
Issued in reinvestment of distributions	860,152	865,794
Redeemed	(6,380,197)	(8,088,631)
Net increase (decrease)	7,768,920	2,583,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Income from Investment Operations
Net investment income B	.407	.416	.419	.433	.440
Net realized and unrealized gain (loss)	.569	(.497)	(.005)	(.009)	(.148)
Total from investment operations	.976	(.081)	.414	.424	.292
Distributions from net investment income	(.407)	(.416)	(.419)	(.433)	(.439)
Distributions from net realized gain	-	(.023)	(.045)	(.011)	(.073)
Total distributions	(.407)	(.439)	(.464)	(.444)	(.512)
Redemption fees added to paid in capital B	.001	- D	- D	- D	- D
Net asset value, end of period	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Total Return A	9.70%	(.77)%	3.94%	4.02%	2.70%
Ratios to Average Net Assets C
Expenses before reductions	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%	.46%	.46%	.42%	.45%
Net investment income	3.84%	3.96%	3.92%	4.03%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 428,569	$ 326,566	$ 315,463	$ 305,673	$ 306,732
Portfolio turnover rate	8%	17%	19%	19%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	94.6	92.2	88.8
31 - 90	2.5	1.8	4.2
91 - 180	1.6	2.5	5.0
181 - 397	1.3	3.5	2.0
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Pennsylvania Municipal Money Market Fund	14 Days	19 Days	19 Days
Pennsylvania Tax-Free Money Market Funds Average*	32 Days	25 Days	23 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 88.7%	Variable Rate Demand Notes (VRDNs) 85.0%
Commercial Paper (including CP Mode) 0.6%	Commercial Paper (including CP Mode) 1.4%
Tender Bonds 2.2%	Tender Bonds 3.2%
Municipal Notes 0.0%	Municipal Notes 0.8%
Fidelity Municipal Cash Central Fund 5.6%	Fidelity Municipal Cash Central Fund 3.7%
Other Investments 2.8%	Other Investments 4.7%
Net Other Assets 0.1%	Net Other Assets 1.2%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.05%	0.25%	0.82%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the Fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss and therefore its performance would have been lower.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	985,000	985,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	3,580,000	3,580,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.4%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.33%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		5,300,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,800,000	1,800,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	2,580,000	2,580,000
		5,080,000
New Jersey/Pennsylvania - 0.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Series 2008 B, 0.23%, LOC TD Banknorth, NA, VRDN (a)	1,800,000	1,800,000
		4,900,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 89.5%
Allegheny County Bonds Series C56, 5% 10/1/10	$ 1,000,000	$ 1,033,538
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,875,000	7,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,100,000	5,100,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,060,000	2,060,000
Series 2001 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,015,000	3,015,000
Series 2008 B, 0.68%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,900,000	7,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.59%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	600,000	600,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,205,000	1,205,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.22%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 B, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (a)	19,900,000	19,900,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.22%, LOC Wachovia Bank NA, VRDN (a)	9,785,000	9,785,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.23%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,261,697
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.47%, LOC Wachovia Bank NA, VRDN (a)(d)	1,650,000	1,650,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 3,300,000	$ 3,300,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,045,000	1,045,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.42%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,310,000	2,310,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,000,000	18,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,535,000	2,535,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.36%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.23%, LOC Banco Santander SA, VRDN (a)	21,500,000	21,500,000
(White Horse Village Proj.):
Series 2006 A, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,395,000	5,395,000
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.23%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,215,000	7,215,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	27,375,000	27,375,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	600,000	600,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.24%, LOC Banco Santander SA, VRDN (a)	7,520,000	7,520,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 775,000	$ 775,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,490,000	3,490,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,052,000	2,052,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.48%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
Series 2002 B6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 2004 D2, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Series 2004 D6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,900,000	1,900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,600,000	3,600,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	3,044,915
First Series 2002, 5.25% 2/1/10	1,325,000	1,330,295
Second Series 2000, 5.25% 10/15/10	1,000,000	1,037,798
Second Series, 5% 5/1/10	1,725,000	1,750,657
Seconds Series 2003, 5% 7/1/10	2,850,000	2,913,860
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3350, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,100,000	$ 7,100,000
Series Putters 3352Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,160,000	4,160,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.25%, LOC UniCredit SpA, VRDN (a)	18,500,000	18,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(UPMC Health Sys. Proj.) Series 2001 A, 5% 1/15/10	1,630,000	1,632,764
Series 2009 AK, 3% 6/15/10	1,220,000	1,233,837
(LaSalle Univ. Proj.) Series 2007 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,790,000	2,790,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.25%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,725,000	8,725,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.25%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,625,000	8,625,000
(Mercyhurst College Proj.) Series 12, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	895,000	895,000
(Philadelphia Univ. Proj.) Series 2009, 0.23%, LOC TD Banknorth, NA, VRDN (a)	5,900,000	5,900,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	500,000	500,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.4% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,140,000	4,140,000
Series Merlots 07 C50, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,475,000	5,475,000
Series Putters 1213 B, 0.36% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	1,540,000	1,540,000
Series 2002 74A, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.38% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	11,575,000	11,575,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 79B, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 6,450,000	$ 6,450,000
Series 2004 81C, 0.38% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 84D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2004 86C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,940,000	4,940,000
Series 2005 90C, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2005-89, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2006 92B, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,270,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,700,000	7,733,002
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B6, 0.25%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Peters Township School District Gen. Oblig. Bonds Series 2009, 2% 3/1/10	1,000,000	1,002,095
Philadelphia Arpt. Rev. Series 2005 C, 0.24%, LOC TD Banknorth, NA, VRDN (a)(d)	34,600,000	34,600,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,750,000	7,750,000
(The Franklin Institute Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
Eighth Series C, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	14,500,000	14,500,000
Eighth Series D, 0.2%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Philadelphia School District:
Series 2008 A3, 0.2%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2008 B1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,625,000	6,625,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.22%, LOC Bank of America NA, VRDN (a)	$ 9,715,000	$ 9,715,000
Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Pittsburgh School District Bonds Series 2009 A, 3% 9/1/10	750,000	760,740
Ridley School District Series 2009, 0.23%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Rose Tree Media School District Gen. Oblig. Bonds Series 2009 A, 3% 2/15/10	1,110,000	1,113,313
Somerset County Gen. Oblig. Series 2009 C, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,300,000	1,300,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 D, 0.22%, LOC TD Banknorth, NA, VRDN (a)	6,600,000	6,600,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds 0.3% tender 3/9/10, CP mode	3,750,000	3,750,000
		606,890,511
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,900,000	1,900,000
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,500,000	4,500,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	625,000	625,000
Municipal Securities - continued
	Principal Amount	Value
Other - 5.6%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	$ 37,717,000	$ 37,717,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $677,177,511)		677,177,511
NET OTHER ASSETS - 0.1%		970,714
NET ASSETS - 100%		$ 678,148,225
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 74,266
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $11,336 all of which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $639,460,511)	$ 639,460,511
Fidelity Central Funds (cost $37,717,000)	37,717,000
Total Investments (cost $677,177,511)		$ 677,177,511
Cash		105,542
Receivable for fund shares sold		14,690,278
Interest receivable		521,723
Distributions receivable from Fidelity Central Funds		5,790
Other receivables		59
Total assets		692,500,903

Liabilities
Payable for investments purchased	$ 6,700,000
Payable for fund shares redeemed	7,464,925
Distributions payable	51
Accrued management fee	187,478
Other affiliated payables	224
Total liabilities		14,352,678

Net Assets		$ 678,148,225
Net Assets consist of:
Paid in capital		$ 678,165,832
Accumulated undistributed net realized gain (loss) on investments		(17,607)
Net Assets, for 678,030,609 shares outstanding		$ 678,148,225
Net Asset Value, offering price and redemption price per share ($678,148,225 ÷ 678,030,609 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 4,244,639
Income from Fidelity Central Funds		74,266
Total income		4,318,905

Expenses
Management fee	$ 3,691,278
Independent trustees' compensation	2,686
Money Market Guarantee Program fee	240,756
Total expenses before reductions	3,934,720
Expense reductions	(308,476)	3,626,244
Net investment income		692,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,088
Net increase in net assets resulting from operations		$ 695,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 692,661	$ 14,920,117
Net realized gain (loss)	3,088	21,150
Net increase in net assets resulting from operations	695,749	14,941,267
Distributions to shareholders from net investment income	(692,650)	(14,920,660)
Distributions to shareholders from net realized gain	-	(75,788)
Total distributions	(692,650)	(14,996,448)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,938,194,111	2,842,169,872
Reinvestment of distributions	680,764	14,678,536
Cost of shares redeemed	(2,109,666,273)	(2,728,271,176)
Net increase (decrease) in net assets and shares resulting from share transactions	(170,791,398)	128,577,232
Total increase (decrease) in net assets	(170,788,299)	128,522,051

Net Assets
Beginning of period	848,936,524	720,414,473
End of period (including undistributed net investment income of $0 and $84,888, respectively)	$ 678,148,225	$ 848,936,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.018	.032	.030	.020
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.09%	1.85%	3.25%	3.05%	2.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.53%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.46%	.40%	.38%	.41%
Net investment income	.09%	1.82%	3.20%	3.02%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,148	$ 848,937	$ 720,414	$ 539,237	$ 426,387

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions, wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 406,504,141	$ 12,589,081	$ (1,574,994)	$ 11,014,087
Fidelity Pennsylvania Municipal Money Market Fund	677,177,511	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 1,952	$ (98,320)	$ 11,014,087
Fidelity Pennsylvania Municipal Money Market Fund	14,691	(11,336)	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 14,683,926	$ -	$ 14,683,926
Fidelity Pennsylvania Municipal Money Market Fund	692,650	-	692,650
December 31, 2008
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 13,097,181	$ 724,260	$ 13,821,441
Fidelity Pennsylvania Municipal Money Market Fund	14,920,660	75,788	14,996,448

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $114,369,147 and $28,239,157, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,867

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,229	$ 5,141	$ 3

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $304,229.

In addition, through an arrangement with Money Market fund's custodian, $4,247 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of each fund's income dividends were free from federal income tax, and 9.52% of Fidelity Pennsylvania Municipal Income Fund and 39.52% of Fidelity Pennsylvania Municipal Money Market Fund income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance during 2009.

Fidelity Pennsylvania Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 28% would mean that 72% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Fidelity Pennsylvania Municipal Money Market Fund

Annual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

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PFR-UANN-0210
1.787740.106

Fidelity®
Short-Intermediate
Municipal Income Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Short-Intermediate Municipal Income	5.64%	3.50%	4.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Short-Intermediate Municipal Income, a class of the fund, on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Short-Intermediate Municipal Income Fund: For the year, the fund returned 5.64% and the Barclays Capital 1-6 Year Municipal Bond Index returned 5.82%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by their very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds in the fund's investment universe - specifically those with maturities between five and 10 years - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,025.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.78%
Actual		$ 1,000.00	$ 1,027.00	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.43%
Actual		$ 1,000.00	$ 1,023.60	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.10	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Short-Intermediate Municipal Income	.50%
Actual		$ 1,000.00	$ 1,028.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,028.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.3	15.4
California	9.6	9.4
Texas	8.1	10.1
Illinois	7.6	7.8
Florida	4.8	4.3
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	38.9
Special Tax	10.6	11.4
Health Care	9.2	9.1
Escrowed/Pre-Refunded	7.7	8.7
Electric Utilities	6.7	8.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	3.6	3.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.4%	AAA 9.9%
AA,A 66.3%	AA,A 74.3%
BBB 7.5%	BBB 8.4%
BB and Below 0.1%	BB and Below 0.4%
Not Rated 3.1%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 85.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 10,000	$ 11,196
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,582
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,190
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,115
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,238
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	859
5% 12/1/12	750	754
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,267
		31,442
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,364
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,616
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,760
		9,740
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,326
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,139
Series 2008 D:
5% 1/1/13	3,250	3,476
5% 1/1/14	2,000	2,153
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	18,780	20,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,160
5% 10/1/20	5,180	5,959
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,291
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,122
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,540
Series 2009 B, 5% 7/1/16	5,090	5,692
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,393
5% 7/1/15 (FGIC Insured)	1,645	1,800
		73,408
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,561
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,550
5.25% 7/1/13	2,400	2,670
Series 2008 A, 5% 1/1/11	3,000	3,117
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,747
Series 2009 A:
5% 7/1/15	3,660	4,004
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,940
5.25% 1/1/11	870	906
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	7,163
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,356
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,396
5.25% 7/1/14	1,780	2,001
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	607
Series B, 5%, tender 7/1/14 (c)	5,000	5,467
California Gen. Oblig.:
5% 2/1/11	4,000	4,167
5% 2/1/11	70	73
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/11	$ 1,650	$ 1,755
5% 2/1/12	1,650	1,762
5% 3/1/12	15,000	16,045
5% 9/1/12	1,700	1,839
5% 10/1/12	12,600	13,657
5% 11/1/13	9,060	9,984
5.25% 9/1/10	18,050	18,542
5.25% 2/1/11	2,465	2,574
5.5% 3/1/11 (FGIC Insured)	3,210	3,372
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,035	1,087
6.5% 9/1/10	1,760	1,823
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,883
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,026
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,360
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,029
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,164
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,593
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,222
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,672
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	997
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,384
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,500
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,945
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,265
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,444
Series 2007 A1, 5% 6/1/12	2,570	2,667
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,670
Series 2009 B, 5% 7/1/17	12,905	14,332
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,954
Series E, 5% 7/1/11	6,075	6,441
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,003
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (Assured Guaranty Corp. Insured)	2,130	2,294
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,680
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	150	155
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,123
5% 7/1/14	1,120	1,242
5% 7/1/15	2,170	2,393
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,642
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	6,121
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,692
5% 8/1/18	8,000	8,117
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	902
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,968
5% 5/15/15	1,845	2,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,804
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,181
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	951
Univ. of California Revs. Series K, 5% 5/15/10	4,655	4,733
		297,040
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,240
5% 11/15/11 (Escrowed to Maturity) (g)	120	129
Series 2006 F:
5% 11/15/12	380	409
5% 11/15/12 (Escrowed to Maturity) (g)	845	940
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,237
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,117
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	572
		11,259
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,389
Series 2006 F, 5% 12/1/11	23,100	25,002
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,948
Series 2009 1:
5% 2/1/14	2,500	2,809
5% 2/1/15	11,995	13,512
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,994
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,098
		54,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	$ 5,500	$ 6,236
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,968
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,411
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,611
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,859
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,130
		25,215
Florida - 4.6%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,995
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,181
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,538
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,228
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,710
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,067
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,209
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,322
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,050
Series 2002, 3.95%, tender 9/1/12 (c)	7,950	8,229
Series 2005 A, 5% 11/15/10	1,000	1,033
Series 2006 G:
5% 11/15/10	385	398
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5% 11/15/11	$ 675	$ 717
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,112
Series 2009 E, 5% 11/15/15	2,345	2,522
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,367
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,551
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,841
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,134
5% 9/1/17	1,000	1,133
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	8,014
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	867
5.25% 10/1/15	3,525	3,942
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,662
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,143
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,979
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,036
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,548
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	$ 1,110	$ 1,160
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,337
5% 10/1/16	1,000	1,047
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,783
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,936
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,723
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,372
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,597
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,778
5% 7/1/14	2,000	2,197
		160,565
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,662
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,282
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,444
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,688
5% 11/1/13	7,550	8,332
5% 11/1/14	7,490	8,310
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	6,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,416
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,843
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,113
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	$ 5,200	$ 5,413
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,956
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,183
5% 1/1/14	3,000	3,306
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,866
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,587
5% 10/1/12	1,000	1,081
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,397
5% 1/1/15	1,040	1,109
5% 1/1/16	2,415	2,565
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,000
5% 1/1/11 (FGIC Insured)	3,000	3,113
		107,930
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	3,982
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,796
Series 2009 DR, 5% 6/1/16	10,540	12,076
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,338
Series DR, 5% 6/1/15	11,790	13,521
		41,713
Illinois - 7.6%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,368
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,547
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,563
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,378
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	899
5.25% 1/1/12 (FSA Insured)	175	188
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,496
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,225
5% 1/1/11 (AMBAC Insured)	3,625	3,733
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,900
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,744
5% 1/1/13 (FSA Insured)	4,000	4,363
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,246
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,619
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,005
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,918
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	4,991
Series 2006 A, 5% 6/1/19	2,500	2,654
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,733
5% 6/1/13	3,765	4,119
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,869
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,542
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,952
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,028
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	$ 2,220	$ 2,339
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,155
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,171
Series 2010 D, 5% 4/1/15 (b)	550	597
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,510
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	804
5% 7/1/13	415	450
5% 7/1/15	1,000	1,088
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,207
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,745
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,223
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,603
First Series, 5.5% 8/1/10	1,495	1,535
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,158
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,705
Series 2004 B, 5% 3/1/14	15,500	17,272
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,461
Series 2007 B, 5% 1/1/17	9,835	10,858
Series 2009, 4% 4/26/10	25,000	25,272
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,013
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,395
5% 5/15/16 (FSA Insured)	2,325	2,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	$ 8,500	$ 9,036
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,370
4.5% 6/15/17	6,075	6,470
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,976
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,469
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,766
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	499
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,239
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,468
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,189
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,429
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,039
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,982
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,590
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,427
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,283
0% 4/1/14	2,350	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,644
0% 11/1/16 (FSA Insured)	2,675	2,045
		267,098
Indiana - 2.4%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,043
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,837
5% 1/15/11 (FSA Insured)	1,910	1,981
5% 1/15/12 (FSA Insured)	1,990	2,130
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,751
5.25% 7/10/11 (FSA Insured)	2,295	2,432
5.25% 1/10/12 (FSA Insured)	1,355	1,457
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,240
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,845
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,354
5% 12/1/15	2,135	2,297
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,844
5% 7/1/14	2,500	2,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,093
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,276
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,688
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,160
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,044
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,086
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,131
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,181
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,745
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,044
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	356
5% 7/1/16	500	565
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,629
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,232
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,124
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,305
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,112
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,199
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,245
		85,027
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,802
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,257
		5,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 1.0%
Junction City Gen. Oblig. Series B, 4% 6/1/10	$ 1,200	$ 1,213
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	622
5% 11/15/15	625	674
5% 11/15/16	875	939
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	561
5.25% 11/15/12	680	726
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,643
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,096
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,617
5% 11/15/15	6,245	6,761
5% 11/15/16	5,410	5,832
		34,861
Kentucky - 0.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,413
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,401
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,521
		13,335
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,203
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	$ 3,500	$ 3,731
5% 7/1/16	2,000	2,111
		10,676
Maryland - 2.6%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	705
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,910
First Series 2008, 5% 3/1/12	10,000	10,917
Second Series B:
5.25% 8/15/14	6,650	7,772
5.25% 8/15/15	13,705	16,088
5.25% 8/15/16	16,100	18,953
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,421
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,609
5% 7/1/14	3,500	3,813
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,943
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,562
		90,791
Massachusetts - 2.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,135
5% 5/15/16	4,400	5,001
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,614
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,033
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,610
4% 7/1/16	1,000	1,068
5% 7/1/13	1,000	1,111
Series Q2:
4% 7/1/15	1,170	1,256
4% 7/1/16	1,000	1,068
5% 7/1/13	1,100	1,222
5% 7/1/14	1,080	1,211
5% 7/1/17	1,370	1,559
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,118
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,193
Massachusetts Gen. Oblig.:
Series 2000 A, 6% 2/1/10	2,500	2,510
Series 2001 A, 5.5% 1/1/11	5,000	5,250
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,972
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,781
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,173
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,023
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,513
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,240
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,625
5% 12/15/13 (FSA Insured)	2,000	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 19,000	$ 19,783
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,206
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,041
		101,723
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,724
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,303
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,307
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,937
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,229
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,248
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,020
Series 2006 D, 0.794% 7/1/32 (c)	4,085	3,156
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,296
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,227
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,428
5% 5/1/13 (FSA Insured)	1,305	1,468
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,414
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,216
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,135
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,075	$ 2,222
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	136
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,270
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,400
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,784
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,792
5% 5/1/14	2,140	2,348
5% 5/1/15	1,845	2,016
5% 5/1/16	1,865	2,020
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,353
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,564
Royal Oak City School District 5% 5/1/12	2,000	2,166
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,160
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,403
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,672
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,020
3% 1/1/12	1,000	1,027
		74,912
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	$ 1,000	$ 1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,523
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,110
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	201
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	80	80
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,100
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,034
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	983
		9,915
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,120
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,030
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,253
		4,505
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,474
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,895
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,519
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	$ 1,000	$ 1,018
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,159
		8,104
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,920
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,765
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,414
		15,099
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,250
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Series 2008 E:
5% 7/1/14	2,905	3,204
5% 7/1/15	3,500	3,850
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,430
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,417
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,854
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,616
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,639
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,097
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,230
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,455
		73,388
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,501
New Jersey - 4.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,229
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,392
5% 6/15/16	6,500	7,085
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,428
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,227
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,033
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,754
Series 2008 W:
5% 3/1/12	5,545	5,975
5% 3/1/15	10,400	11,506
Series 2009 BB, 5% 9/1/15	3,390	3,774
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,517
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,012
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,080
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,938
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,016
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,407
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,732
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,375
Series C, 5.5% 12/15/10	25,000	26,212
		139,409
New Mexico - 0.5%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,213
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,011
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,419
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,971
		16,614
New York - 14.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,052
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,200
5% 1/1/12	1,175	1,257
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,497
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,116
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,100
Series 2003 F, 5.5% 12/15/11	6,975	7,569
Series 2005 C, 5% 8/1/12	19,770	21,576
Series 2005 D, 5% 8/1/12	4,925	5,375
Series 2005 F1, 5% 9/1/15	3,560	3,998
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 K:
5% 8/1/11	$ 3,565	$ 3,799
5% 8/1/12	4,360	4,758
Series 2005 O, 5% 6/1/12	7,525	8,176
Series 2008 E, 5% 8/1/12	5,000	5,457
Series 2010 C, 5% 8/1/13	7,000	7,799
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,328
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,937
6% 11/1/28 (a)	44,300	47,980
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,237
Series 2010 B, 5% 11/1/17	30,000	34,198
Series B, 5% 11/1/11	12,580	13,587
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,619
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,236
5% 3/15/13	3,545	3,953
5% 3/15/14	3,745	4,222
5% 3/15/15	4,000	4,532
Series 2009 D:
5% 6/15/14	9,890	11,221
5% 6/15/15	16,075	18,309
5% 6/15/16	9,330	10,632
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,769
5.75% 7/1/13 (AMBAC Insured)	1,000	1,077
Series C, 7.5% 7/1/10	4,425	4,567
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,069
5% 8/15/14	7,755	8,673
Series 2009 A1, 5% 2/15/15	9,000	9,972
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,077
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2008 B, 5% 7/1/15	$ 30,000	$ 33,464
Series 2009 A:
5% 7/1/15	12,850	14,299
5% 7/1/16	8,390	9,279
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,149
Series 2007 A, 5% 4/1/11	20,000	21,125
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,515
5% 11/15/15	2,325	2,604
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,127
5.25% 11/15/19 (FGIC Insured)	5,200	5,833
Series 2005 C:
5% 11/15/10	1,420	1,458
5% 11/15/11	2,750	2,941
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,850
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,890
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,563
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,366
Series 2009 C:
5% 12/15/15	6,500	7,481
5% 12/15/16	17,000	19,541
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,413
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,561
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,231
Series 2003B1C:
5.5% 6/1/15	1,300	1,322
5.5% 6/1/17	4,200	4,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1, 5% 6/1/10	$ 585	$ 596
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,555
		516,368
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,485
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	250
5% 1/15/11	750	778
5% 1/15/12	400	426
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,720
5% 3/1/18	1,500	1,714
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,651
5% 11/1/15 (FSA Insured)	1,600	1,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,000
Series 2003 D, 5.375% 1/1/10	3,730	3,730
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,427
		21,443
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,646
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,920
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,608
		5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,017
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,774
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,807
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,944
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,659
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,358
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,129
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,060
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,194
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,528
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,065
5% 12/1/13	875	932
5% 12/1/14	2,275	2,416
		71,038
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,582
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,837
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	$ 430	$ 452
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,059
		21,706
Oregon - 0.5%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,233
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,648
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,051
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13 (b)	1,000	1,071
5% 3/15/14 (b)	595	640
5% 3/15/15 (b)	2,500	2,681
5% 3/15/16 (b)	1,750	1,872
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,242
		16,438
Pennsylvania - 2.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,347
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,081
Series 2008 B, 5% 6/15/14	1,385	1,493
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,419
5% 8/15/14	1,955	2,112
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,570
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,848
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	$ 2,100	$ 2,107
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,807
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,963
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,060
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,171
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,737
5% 8/1/12 (FSA Insured)	5,000	5,393
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,959
5% 12/15/15 (FSA Insured)	5,000	5,466
5% 12/15/16 (FSA Insured)	7,275	7,933
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,595
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,243
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,356
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,335
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,253
		95,816
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,016
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,261
5% 12/1/12	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Univ. of Puerto Rico:
Series P, 5% 6/1/11	$ 5,760	$ 5,942
Series Q, 5% 6/1/11	4,825	4,977
		22,239
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,181
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,225
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,318
		10,724
South Carolina - 0.3%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,466
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,504
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,000
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,030
		9,000
Tennessee - 0.6%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,103
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,052
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,888
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,330
		22,394
Texas - 8.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	6,700	6,705
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,955
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,365
Series 2006 B:
6% 1/1/12	500	492
6% 1/1/13	1,270	1,237
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,116
5% 11/15/11 (FSA Insured)	4,000	4,298
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,668
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,264
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,578
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,021
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	101
0% 2/15/11	5,000	4,942
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,530
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,055
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,145
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,005
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,760
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,103
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,790
5% 11/1/15	5,000	5,564
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	$ 1,500	$ 1,633
Series 2009, 5% 2/15/16	3,690	4,203
Frisco Gen. Oblig.:
Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,719
Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,579
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,496
Series 2009:
5% 2/15/15	1,520	1,713
5% 2/15/16	1,375	1,542
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,095
5% 11/15/14	1,000	1,115
5% 11/15/16	500	552
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,126
5% 8/15/14	1,075	1,224
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,424
5% 7/1/16	1,080	1,182
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,207
5.25% 4/15/12 (FSA Insured)	2,000	2,191
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,062
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,877
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,340
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,702
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,885
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,763
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Series 2009, 4% 2/15/13	$ 400	$ 431
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,411
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,185
Keller Independent School District 5% 2/15/14	3,750	4,239
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,500
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,205
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,340
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,587
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,854
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,049
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,337
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,803
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,314
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,990
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	900
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,646
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,019
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,993
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,674
San Antonio Wtr. Sys. Rev. Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,037
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,799
5% 2/15/16	2,000	2,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	$ 5,795	$ 6,584
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,139
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,792
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,763
5% 11/15/12	1,950	2,103
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,438
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.12%, tender 1/6/10 (FSA Insured) (c)	575	546
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,048
0% 10/1/13	6,500	6,068
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,624
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,058
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,311
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,278
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,364
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,966
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,069
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,231
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,899
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,130
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B: - continued
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	$ 15,000	$ 16,944
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,324
		281,741
Utah - 1.0%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,701
0% 10/1/12 (AMBAC Insured)	3,800	3,616
0% 10/1/13 (AMBAC Insured)	3,760	3,471
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,799
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,184
		35,771
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,424
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,314
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,847
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,984
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,915
		12,746
Washington - 1.2%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,260
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,751
5.25% 1/1/11 (FSA Insured)	1,935	2,020
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,290
5% 12/1/17	2,950	3,378
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	5,100	5,664
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,844
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,890
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,019
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,928
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,064
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13 (b)	2,000	2,159
5% 8/15/14 (b)	2,000	2,165
		41,072
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,102
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,344
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,538
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,469
Series 2009 C, 4% 5/1/14	3,365	3,693
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,018
Series 2006 A, 5% 2/15/13	875	898
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,883
Series 2006 A, 5% 8/15/11	1,315	1,333
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,736
		26,937
TOTAL MUNICIPAL BONDS (Cost $2,920,926)		2,997,013
Municipal Notes - 2.7%

California - 1.1%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.23% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,344
California Gen. Oblig. RAN Series A1, 3% 5/25/10	16,800	16,911
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,939
		36,224
District Of Columbia - 0.3%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.23%, LOC Bank of America NA, VRDN (c)	11,325	11,325
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,799
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.23% (Liquidity Facility Bank of America NA), VRDN (c)	9,800	9,800
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.23% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,709
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,716
		3,425
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.5%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.28% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	2,560	2,571
TOTAL MUNICIPAL NOTES (Cost $92,357)		92,594
Money Market Funds - 2.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $73,518)	73,517,900	73,518
TOTAL INVESTMENT PORTFOLIO - 90.5% (Cost $3,086,801)		3,163,125
NET OTHER ASSETS - 9.5%		332,428
NET ASSETS - 100%		$ 3,495,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 138
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,089,607	$ -	$ 3,089,607	$ -
Money Market Funds	73,518	73,518	-	-
Total Investments in Securities:	$ 3,163,125	$ 73,518	$ 3,089,607	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(546)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.7%
Special Tax	10.6%
Health Care	9.2%
Escrowed/Pre-Refunded	7.7%
Electric Utilities	6.7%
Transportation	5.1%
Others* (individually less than 5%)	21.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,013,283)	$ 3,089,607
Fidelity Central Funds (cost $73,518)	73,518
Total Investments (cost $3,086,801)		$ 3,163,125
Cash		302,602
Receivable for fund shares sold		14,717
Interest receivable		37,362
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		10
Receivable from investment adviser for expense reductions		4
Other receivables		43
Total assets		3,517,878

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,207
Payable for fund shares redeemed	7,057
Distributions payable	1,896
Accrued management fee	1,055
Distribution fees payable	87
Other affiliated payables	872
Other payables and accrued expenses	151
Total liabilities		22,325

Net Assets		$ 3,495,553
Net Assets consist of:
Paid in capital		$ 3,420,918
Distributions in excess of net investment income		(70)
Accumulated undistributed net realized gain (loss) on investments		(1,619)
Net unrealized appreciation (depreciation) on investments		76,324
Net Assets		$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,884 ÷ 15,865.2 shares)	$ 10.64

Maximum offering price per share (100/97.25 of $10.64)	$ 10.94
Class T: Net Asset Value and redemption price per share ($23,159 ÷ 2,179.2 shares)	$ 10.63

Maximum offering price per share (100/97.25 of $10.63)	$ 10.93
Class B: Net Asset Value and offering price per share ($3,011 ÷ 283.0 shares)A	$ 10.64

Class C: Net Asset Value and offering price per share ($55,847 ÷ 5,255.5 shares)A	$ 10.63

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,152,699 ÷ 296,639.7 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,953 ÷ 8,647.7 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Interest		$ 86,453
Income from Fidelity Central Funds		138
Total income		86,591

Expenses
Management fee	$ 9,976
Transfer agent fees	2,499
Distribution fees	715
Accounting fees and expenses	474
Custodian fees and expenses	35
Independent trustees' compensation	9
Registration fees	458
Audit	53
Legal	8
Miscellaneous	197
Total expenses before reductions	14,424
Expense reductions	(141)	14,283
Net investment income		72,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		749
Change in net unrealized appreciation (depreciation) on investment securities		66,473
Net gain (loss)		67,222
Net increase (decrease) in net assets resulting from operations		$ 139,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,308	$ 57,240
Net realized gain (loss)	749	4,649
Change in net unrealized appreciation (depreciation)	66,473	(3,429)
Net increase (decrease) in net assets resulting from operations	139,530	58,460
Distributions to shareholders from net investment income	(72,293)	(57,229)
Share transactions - net increase (decrease)	1,429,938	313,662
Redemption fees	107	113
Total increase (decrease) in net assets	1,497,282	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $70 and distributions in excess of net investment income of $81, respectively)	$ 3,495,553	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.294	.021	.118	(.001)	(.177)
Total from investment operations	.548	.319	.420	.291	.091
Distributions from net investment income	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return A, B	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78%	.72%	.64%	.56%	.58%
Net investment income	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income C	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.294	.029	.120	(.011)	(.167)
Total from investment operations	.549	.329	.417	.270	.090
Distributions from net investment income	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.77%	.72%	.69%	.66%	.69%
Net investment income	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.293	.029	.121	(.012)	(.177)
Total from investment operations	.479	.259	.349	.203	.013
Distributions from net investment income	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return A, B	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets D, F
Expenses before reductions	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income C	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.303	.020	.120	(.011)	(.176)
Total from investment operations	.478	.240	.339	.193	.002
Distributions from net investment income	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.293	.029	.120	(.010)	(.177)
Total from investment operations	.577	.355	.443	.297	.107
Distributions from net investment income	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.47%	.43%	.41%	.42%
Net investment income	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.293	.022	.120	-F	(.176)
Total from investment operations	.574	.343	.440	.306	.107
Distributions from net investment income	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return A	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.53%	.49%	.45%	.41%	.42%
Net investment income	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,842
Gross unrealized depreciation	(4,488)
Net unrealized appreciation (depreciation)	$ 76,354

Tax Cost	$ 3,086,771

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,619)
Net unrealized appreciation (depreciation)	$ 76,354

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 72,293	$ 57,229

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,260,748 and $192,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 278	$ 67
Class T	-%	.25%	52	-
Class B	.65%	.25%	25	18
Class C	.75%	.25%	360	229
			$ 715	$ 314

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	8
Class B*	4
Class C*	20
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 141.13
Class T	23.11
Class B	4.14
Class C	43.12
Short-Intermediate Municipal Income	2,211.09
Institutional Class	77.13
	$ 2,499

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 7
Class B	1.43%	1
Institutional Class	.53%	8
		$ 16

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35 and $90, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,644	$ 806
Class T	507	339
Class B	49	34
Class C	585	236
Short-Intermediate Municipal Income	66,990	55,394
Institutional Class	1,518	420
Total	$ 72,293	$ 57,229

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	13,598	5,496	$ 143,697	$ 56,891
Reinvestment of distributions	193	64	2,042	661
Shares redeemed	(3,555)	(1,064)	(37,636)	(10,990)
Net increase (decrease)	10,236	4,496	$ 108,103	$ 46,562
Class T
Shares sold	1,653	1,108	$ 17,401	$ 11,448
Reinvestment of distributions	35	27	369	275
Shares redeemed	(970)	(636)	(10,233)	(6,578)
Net increase (decrease)	718	499	$ 7,537	$ 5,145
Class B
Shares sold	196	143	$ 2,063	$ 1,492
Reinvestment of distributions	3	2	33	23
Shares redeemed	(107)	(94)	(1,133)	(977)
Net increase (decrease)	92	51	$ 963	$ 538
Class C
Shares sold	3,929	1,714	$ 41,448	$ 17,723
Reinvestment of distributions	38	14	401	149
Shares redeemed	(686)	(298)	(7,231)	(3,071)
Net increase (decrease)	3,281	1,430	$ 34,618	$ 14,801

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Short-Intermediate Municipal Income
Shares sold	190,743	89,187	$ 2,011,500	$ 923,266
Reinvestment of distributions	4,558	3,425	48,110	35,431
Shares redeemed	(79,620)	(71,651)	(839,418)	(739,608)
Net increase (decrease)	115,681	20,961	$ 1,220,192	$ 219,089
Institutional Class
Shares sold	8,441	3,365	$ 89,141	$ 34,805
Reinvestment of distributions	72	18	757	183
Shares redeemed	(2,973)	(725)	(31,373)	(7,461)
Net increase (decrease)	5,540	2,658	$ 58,525	$ 27,527

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Short-Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-UANN-0210
1.787742.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge) A	2.44%	2.70%	3.64%
Class T (incl. sales charge) B	2.46%	2.68%	3.60%
Class B (incl. contingent deferred sales charge) C	1.66%	2.68%	3.61%
Class C (incl. contingent deferred sales charge) D	3.66%	2.45%	3.38%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns between July 23, 2003 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Class A on December 31, 1999, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on July 23, 2003. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.34%, 5.36%, 4.66% and 4.66%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-6 Year Municipal Bond Index returned 5.82%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by their very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds in the fund's investment universe - specifically those with maturities between five and 10 years - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 5.61% and the Barclays Capital 1-6 Year Municipal Bond Index returned 5.82%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by their very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds in the fund's investment universe - specifically those with maturities between five and 10 years - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,025.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.78%
Actual		$ 1,000.00	$ 1,027.00	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.43%
Actual		$ 1,000.00	$ 1,023.60	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.10	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Short-Intermediate Municipal Income	.50%
Actual		$ 1,000.00	$ 1,028.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,028.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.3	15.4
California	9.6	9.4
Texas	8.1	10.1
Illinois	7.6	7.8
Florida	4.8	4.3
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	38.9
Special Tax	10.6	11.4
Health Care	9.2	9.1
Escrowed/Pre-Refunded	7.7	8.7
Electric Utilities	6.7	8.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	3.6	3.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.4%	AAA 9.9%
AA,A 66.3%	AA,A 74.3%
BBB 7.5%	BBB 8.4%
BB and Below 0.1%	BB and Below 0.4%
Not Rated 3.1%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 85.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 10,000	$ 11,196
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,582
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,190
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,115
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,238
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	859
5% 12/1/12	750	754
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,267
		31,442
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,364
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,616
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,760
		9,740
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,326
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,139
Series 2008 D:
5% 1/1/13	3,250	3,476
5% 1/1/14	2,000	2,153
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	18,780	20,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,160
5% 10/1/20	5,180	5,959
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,291
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,122
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,540
Series 2009 B, 5% 7/1/16	5,090	5,692
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,393
5% 7/1/15 (FGIC Insured)	1,645	1,800
		73,408
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,561
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,550
5.25% 7/1/13	2,400	2,670
Series 2008 A, 5% 1/1/11	3,000	3,117
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,747
Series 2009 A:
5% 7/1/15	3,660	4,004
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,940
5.25% 1/1/11	870	906
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	7,163
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,356
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,396
5.25% 7/1/14	1,780	2,001
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	607
Series B, 5%, tender 7/1/14 (c)	5,000	5,467
California Gen. Oblig.:
5% 2/1/11	4,000	4,167
5% 2/1/11	70	73
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/11	$ 1,650	$ 1,755
5% 2/1/12	1,650	1,762
5% 3/1/12	15,000	16,045
5% 9/1/12	1,700	1,839
5% 10/1/12	12,600	13,657
5% 11/1/13	9,060	9,984
5.25% 9/1/10	18,050	18,542
5.25% 2/1/11	2,465	2,574
5.5% 3/1/11 (FGIC Insured)	3,210	3,372
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,035	1,087
6.5% 9/1/10	1,760	1,823
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,883
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,026
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,360
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,029
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,164
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,593
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,222
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,672
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	997
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,384
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,500
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,945
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,265
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,444
Series 2007 A1, 5% 6/1/12	2,570	2,667
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,670
Series 2009 B, 5% 7/1/17	12,905	14,332
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,954
Series E, 5% 7/1/11	6,075	6,441
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,003
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (Assured Guaranty Corp. Insured)	2,130	2,294
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,680
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	150	155
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,123
5% 7/1/14	1,120	1,242
5% 7/1/15	2,170	2,393
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,642
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	6,121
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,692
5% 8/1/18	8,000	8,117
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	902
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,968
5% 5/15/15	1,845	2,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,804
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,181
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	951
Univ. of California Revs. Series K, 5% 5/15/10	4,655	4,733
		297,040
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,240
5% 11/15/11 (Escrowed to Maturity) (g)	120	129
Series 2006 F:
5% 11/15/12	380	409
5% 11/15/12 (Escrowed to Maturity) (g)	845	940
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,237
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,117
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	572
		11,259
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,389
Series 2006 F, 5% 12/1/11	23,100	25,002
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,948
Series 2009 1:
5% 2/1/14	2,500	2,809
5% 2/1/15	11,995	13,512
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,994
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,098
		54,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	$ 5,500	$ 6,236
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,968
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,411
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,611
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,859
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,130
		25,215
Florida - 4.6%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,995
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,181
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,538
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,228
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,710
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,067
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,209
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,322
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,050
Series 2002, 3.95%, tender 9/1/12 (c)	7,950	8,229
Series 2005 A, 5% 11/15/10	1,000	1,033
Series 2006 G:
5% 11/15/10	385	398
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5% 11/15/11	$ 675	$ 717
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,112
Series 2009 E, 5% 11/15/15	2,345	2,522
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,367
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,551
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,841
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,134
5% 9/1/17	1,000	1,133
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	8,014
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	867
5.25% 10/1/15	3,525	3,942
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,662
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,143
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,979
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,036
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,548
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	$ 1,110	$ 1,160
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,337
5% 10/1/16	1,000	1,047
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,783
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,936
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,723
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,372
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,597
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,778
5% 7/1/14	2,000	2,197
		160,565
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,662
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,282
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,444
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,688
5% 11/1/13	7,550	8,332
5% 11/1/14	7,490	8,310
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	6,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,416
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,843
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,113
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	$ 5,200	$ 5,413
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,956
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,183
5% 1/1/14	3,000	3,306
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,866
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,587
5% 10/1/12	1,000	1,081
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,397
5% 1/1/15	1,040	1,109
5% 1/1/16	2,415	2,565
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,000
5% 1/1/11 (FGIC Insured)	3,000	3,113
		107,930
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	3,982
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,796
Series 2009 DR, 5% 6/1/16	10,540	12,076
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,338
Series DR, 5% 6/1/15	11,790	13,521
		41,713
Illinois - 7.6%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,368
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,547
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,563
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,378
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	899
5.25% 1/1/12 (FSA Insured)	175	188
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,496
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,225
5% 1/1/11 (AMBAC Insured)	3,625	3,733
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,900
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,744
5% 1/1/13 (FSA Insured)	4,000	4,363
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,246
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,619
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,005
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,918
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	4,991
Series 2006 A, 5% 6/1/19	2,500	2,654
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,733
5% 6/1/13	3,765	4,119
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,869
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,542
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,952
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,028
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	$ 2,220	$ 2,339
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,155
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,171
Series 2010 D, 5% 4/1/15 (b)	550	597
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,510
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	804
5% 7/1/13	415	450
5% 7/1/15	1,000	1,088
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,207
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,745
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,223
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,603
First Series, 5.5% 8/1/10	1,495	1,535
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,158
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,705
Series 2004 B, 5% 3/1/14	15,500	17,272
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,461
Series 2007 B, 5% 1/1/17	9,835	10,858
Series 2009, 4% 4/26/10	25,000	25,272
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,013
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,395
5% 5/15/16 (FSA Insured)	2,325	2,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	$ 8,500	$ 9,036
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,370
4.5% 6/15/17	6,075	6,470
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,976
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,469
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,766
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	499
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,239
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,468
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,189
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,429
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,039
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,982
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,590
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,427
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,283
0% 4/1/14	2,350	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,644
0% 11/1/16 (FSA Insured)	2,675	2,045
		267,098
Indiana - 2.4%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,043
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,837
5% 1/15/11 (FSA Insured)	1,910	1,981
5% 1/15/12 (FSA Insured)	1,990	2,130
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,751
5.25% 7/10/11 (FSA Insured)	2,295	2,432
5.25% 1/10/12 (FSA Insured)	1,355	1,457
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,240
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,845
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,354
5% 12/1/15	2,135	2,297
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,844
5% 7/1/14	2,500	2,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,093
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,276
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,688
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,160
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,044
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,086
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,131
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,181
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,745
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,044
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	356
5% 7/1/16	500	565
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,629
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,232
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,124
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,305
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,112
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,199
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,245
		85,027
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,802
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,257
		5,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 1.0%
Junction City Gen. Oblig. Series B, 4% 6/1/10	$ 1,200	$ 1,213
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	622
5% 11/15/15	625	674
5% 11/15/16	875	939
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	561
5.25% 11/15/12	680	726
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,643
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,096
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,617
5% 11/15/15	6,245	6,761
5% 11/15/16	5,410	5,832
		34,861
Kentucky - 0.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,413
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,401
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,521
		13,335
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,203
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	$ 3,500	$ 3,731
5% 7/1/16	2,000	2,111
		10,676
Maryland - 2.6%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	705
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,910
First Series 2008, 5% 3/1/12	10,000	10,917
Second Series B:
5.25% 8/15/14	6,650	7,772
5.25% 8/15/15	13,705	16,088
5.25% 8/15/16	16,100	18,953
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,421
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,609
5% 7/1/14	3,500	3,813
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,943
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,562
		90,791
Massachusetts - 2.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,135
5% 5/15/16	4,400	5,001
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,614
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,033
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,610
4% 7/1/16	1,000	1,068
5% 7/1/13	1,000	1,111
Series Q2:
4% 7/1/15	1,170	1,256
4% 7/1/16	1,000	1,068
5% 7/1/13	1,100	1,222
5% 7/1/14	1,080	1,211
5% 7/1/17	1,370	1,559
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,118
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,193
Massachusetts Gen. Oblig.:
Series 2000 A, 6% 2/1/10	2,500	2,510
Series 2001 A, 5.5% 1/1/11	5,000	5,250
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,972
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,781
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,173
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,023
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,513
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,240
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,625
5% 12/15/13 (FSA Insured)	2,000	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 19,000	$ 19,783
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,206
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,041
		101,723
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,724
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,303
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,307
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,937
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,229
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,248
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,020
Series 2006 D, 0.794% 7/1/32 (c)	4,085	3,156
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,296
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,227
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,428
5% 5/1/13 (FSA Insured)	1,305	1,468
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,414
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,216
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,135
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,075	$ 2,222
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	136
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,270
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,400
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,784
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,792
5% 5/1/14	2,140	2,348
5% 5/1/15	1,845	2,016
5% 5/1/16	1,865	2,020
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,353
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,564
Royal Oak City School District 5% 5/1/12	2,000	2,166
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,160
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,403
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,672
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,020
3% 1/1/12	1,000	1,027
		74,912
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	$ 1,000	$ 1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,523
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,110
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	201
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	80	80
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,100
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,034
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	983
		9,915
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,120
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,030
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,253
		4,505
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,474
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,895
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,519
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	$ 1,000	$ 1,018
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,159
		8,104
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,920
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,765
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,414
		15,099
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,250
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Series 2008 E:
5% 7/1/14	2,905	3,204
5% 7/1/15	3,500	3,850
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,430
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,417
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,854
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,616
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,639
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,097
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,230
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,455
		73,388
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,501
New Jersey - 4.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,229
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,392
5% 6/15/16	6,500	7,085
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,428
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,227
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,033
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,754
Series 2008 W:
5% 3/1/12	5,545	5,975
5% 3/1/15	10,400	11,506
Series 2009 BB, 5% 9/1/15	3,390	3,774
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,517
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,012
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,080
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,938
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,016
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,407
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,732
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,375
Series C, 5.5% 12/15/10	25,000	26,212
		139,409
New Mexico - 0.5%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,213
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,011
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,419
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,971
		16,614
New York - 14.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,052
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,200
5% 1/1/12	1,175	1,257
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,497
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,116
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,100
Series 2003 F, 5.5% 12/15/11	6,975	7,569
Series 2005 C, 5% 8/1/12	19,770	21,576
Series 2005 D, 5% 8/1/12	4,925	5,375
Series 2005 F1, 5% 9/1/15	3,560	3,998
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 K:
5% 8/1/11	$ 3,565	$ 3,799
5% 8/1/12	4,360	4,758
Series 2005 O, 5% 6/1/12	7,525	8,176
Series 2008 E, 5% 8/1/12	5,000	5,457
Series 2010 C, 5% 8/1/13	7,000	7,799
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,328
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,937
6% 11/1/28 (a)	44,300	47,980
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,237
Series 2010 B, 5% 11/1/17	30,000	34,198
Series B, 5% 11/1/11	12,580	13,587
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,619
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,236
5% 3/15/13	3,545	3,953
5% 3/15/14	3,745	4,222
5% 3/15/15	4,000	4,532
Series 2009 D:
5% 6/15/14	9,890	11,221
5% 6/15/15	16,075	18,309
5% 6/15/16	9,330	10,632
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,769
5.75% 7/1/13 (AMBAC Insured)	1,000	1,077
Series C, 7.5% 7/1/10	4,425	4,567
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,069
5% 8/15/14	7,755	8,673
Series 2009 A1, 5% 2/15/15	9,000	9,972
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,077
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2008 B, 5% 7/1/15	$ 30,000	$ 33,464
Series 2009 A:
5% 7/1/15	12,850	14,299
5% 7/1/16	8,390	9,279
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,149
Series 2007 A, 5% 4/1/11	20,000	21,125
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,515
5% 11/15/15	2,325	2,604
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,127
5.25% 11/15/19 (FGIC Insured)	5,200	5,833
Series 2005 C:
5% 11/15/10	1,420	1,458
5% 11/15/11	2,750	2,941
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,850
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,890
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,563
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,366
Series 2009 C:
5% 12/15/15	6,500	7,481
5% 12/15/16	17,000	19,541
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,413
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,561
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,231
Series 2003B1C:
5.5% 6/1/15	1,300	1,322
5.5% 6/1/17	4,200	4,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1, 5% 6/1/10	$ 585	$ 596
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,555
		516,368
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,485
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	250
5% 1/15/11	750	778
5% 1/15/12	400	426
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,720
5% 3/1/18	1,500	1,714
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,651
5% 11/1/15 (FSA Insured)	1,600	1,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,000
Series 2003 D, 5.375% 1/1/10	3,730	3,730
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,427
		21,443
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,646
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,920
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,608
		5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,017
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,774
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,807
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,944
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,659
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,358
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,129
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,060
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,194
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,528
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,065
5% 12/1/13	875	932
5% 12/1/14	2,275	2,416
		71,038
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,582
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,837
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	$ 430	$ 452
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,059
		21,706
Oregon - 0.5%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,233
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,648
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,051
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13 (b)	1,000	1,071
5% 3/15/14 (b)	595	640
5% 3/15/15 (b)	2,500	2,681
5% 3/15/16 (b)	1,750	1,872
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,242
		16,438
Pennsylvania - 2.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,347
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,081
Series 2008 B, 5% 6/15/14	1,385	1,493
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,419
5% 8/15/14	1,955	2,112
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,570
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,848
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	$ 2,100	$ 2,107
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,807
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,963
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,060
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,171
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,737
5% 8/1/12 (FSA Insured)	5,000	5,393
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,959
5% 12/15/15 (FSA Insured)	5,000	5,466
5% 12/15/16 (FSA Insured)	7,275	7,933
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,595
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,243
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,356
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,335
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,253
		95,816
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,016
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,261
5% 12/1/12	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Univ. of Puerto Rico:
Series P, 5% 6/1/11	$ 5,760	$ 5,942
Series Q, 5% 6/1/11	4,825	4,977
		22,239
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,181
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,225
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,318
		10,724
South Carolina - 0.3%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,466
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,504
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,000
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,030
		9,000
Tennessee - 0.6%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,103
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,052
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,888
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,330
		22,394
Texas - 8.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	6,700	6,705
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,955
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,365
Series 2006 B:
6% 1/1/12	500	492
6% 1/1/13	1,270	1,237
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,116
5% 11/15/11 (FSA Insured)	4,000	4,298
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,668
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,264
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,578
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,021
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	101
0% 2/15/11	5,000	4,942
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,530
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,055
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,145
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,005
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,760
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,103
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,790
5% 11/1/15	5,000	5,564
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	$ 1,500	$ 1,633
Series 2009, 5% 2/15/16	3,690	4,203
Frisco Gen. Oblig.:
Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,719
Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,579
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,496
Series 2009:
5% 2/15/15	1,520	1,713
5% 2/15/16	1,375	1,542
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,095
5% 11/15/14	1,000	1,115
5% 11/15/16	500	552
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,126
5% 8/15/14	1,075	1,224
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,424
5% 7/1/16	1,080	1,182
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,207
5.25% 4/15/12 (FSA Insured)	2,000	2,191
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,062
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,877
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,340
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,702
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,885
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,763
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Series 2009, 4% 2/15/13	$ 400	$ 431
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,411
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,185
Keller Independent School District 5% 2/15/14	3,750	4,239
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,500
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,205
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,340
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,587
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,854
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,049
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,337
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,803
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,314
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,990
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	900
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,646
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,019
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,993
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,674
San Antonio Wtr. Sys. Rev. Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,037
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,799
5% 2/15/16	2,000	2,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	$ 5,795	$ 6,584
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,139
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,792
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,763
5% 11/15/12	1,950	2,103
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,438
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.12%, tender 1/6/10 (FSA Insured) (c)	575	546
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,048
0% 10/1/13	6,500	6,068
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,624
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,058
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,311
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,278
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,364
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,966
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,069
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,231
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,899
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,130
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B: - continued
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	$ 15,000	$ 16,944
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,324
		281,741
Utah - 1.0%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,701
0% 10/1/12 (AMBAC Insured)	3,800	3,616
0% 10/1/13 (AMBAC Insured)	3,760	3,471
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,799
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,184
		35,771
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,424
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,314
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,847
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,984
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,915
		12,746
Washington - 1.2%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,260
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,751
5.25% 1/1/11 (FSA Insured)	1,935	2,020
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,290
5% 12/1/17	2,950	3,378
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	5,100	5,664
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,844
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,890
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,019
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,928
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,064
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13 (b)	2,000	2,159
5% 8/15/14 (b)	2,000	2,165
		41,072
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,102
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,344
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,538
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,469
Series 2009 C, 4% 5/1/14	3,365	3,693
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,018
Series 2006 A, 5% 2/15/13	875	898
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,883
Series 2006 A, 5% 8/15/11	1,315	1,333
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,736
		26,937
TOTAL MUNICIPAL BONDS (Cost $2,920,926)		2,997,013
Municipal Notes - 2.7%

California - 1.1%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.23% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,344
California Gen. Oblig. RAN Series A1, 3% 5/25/10	16,800	16,911
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,939
		36,224
District Of Columbia - 0.3%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.23%, LOC Bank of America NA, VRDN (c)	11,325	11,325
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,799
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.23% (Liquidity Facility Bank of America NA), VRDN (c)	9,800	9,800
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.23% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,709
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,716
		3,425
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.5%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.28% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	2,560	2,571
TOTAL MUNICIPAL NOTES (Cost $92,357)		92,594
Money Market Funds - 2.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $73,518)	73,517,900	73,518
TOTAL INVESTMENT PORTFOLIO - 90.5% (Cost $3,086,801)		3,163,125
NET OTHER ASSETS - 9.5%		332,428
NET ASSETS - 100%		$ 3,495,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 138
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,089,607	$ -	$ 3,089,607	$ -
Money Market Funds	73,518	73,518	-	-
Total Investments in Securities:	$ 3,163,125	$ 73,518	$ 3,089,607	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(546)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.7%
Special Tax	10.6%
Health Care	9.2%
Escrowed/Pre-Refunded	7.7%
Electric Utilities	6.7%
Transportation	5.1%
Others* (individually less than 5%)	21.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,013,283)	$ 3,089,607
Fidelity Central Funds (cost $73,518)	73,518
Total Investments (cost $3,086,801)		$ 3,163,125
Cash		302,602
Receivable for fund shares sold		14,717
Interest receivable		37,362
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		10
Receivable from investment adviser for expense reductions		4
Other receivables		43
Total assets		3,517,878

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,207
Payable for fund shares redeemed	7,057
Distributions payable	1,896
Accrued management fee	1,055
Distribution fees payable	87
Other affiliated payables	872
Other payables and accrued expenses	151
Total liabilities		22,325

Net Assets		$ 3,495,553
Net Assets consist of:
Paid in capital		$ 3,420,918
Distributions in excess of net investment income		(70)
Accumulated undistributed net realized gain (loss) on investments		(1,619)
Net unrealized appreciation (depreciation) on investments		76,324
Net Assets		$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,884 ÷ 15,865.2 shares)	$ 10.64

Maximum offering price per share (100/97.25 of $10.64)	$ 10.94
Class T: Net Asset Value and redemption price per share ($23,159 ÷ 2,179.2 shares)	$ 10.63

Maximum offering price per share (100/97.25 of $10.63)	$ 10.93
Class B: Net Asset Value and offering price per share ($3,011 ÷ 283.0 shares)A	$ 10.64

Class C: Net Asset Value and offering price per share ($55,847 ÷ 5,255.5 shares)A	$ 10.63

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,152,699 ÷ 296,639.7 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,953 ÷ 8,647.7 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Interest		$ 86,453
Income from Fidelity Central Funds		138
Total income		86,591

Expenses
Management fee	$ 9,976
Transfer agent fees	2,499
Distribution fees	715
Accounting fees and expenses	474
Custodian fees and expenses	35
Independent trustees' compensation	9
Registration fees	458
Audit	53
Legal	8
Miscellaneous	197
Total expenses before reductions	14,424
Expense reductions	(141)	14,283
Net investment income		72,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		749
Change in net unrealized appreciation (depreciation) on investment securities		66,473
Net gain (loss)		67,222
Net increase (decrease) in net assets resulting from operations		$ 139,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,308	$ 57,240
Net realized gain (loss)	749	4,649
Change in net unrealized appreciation (depreciation)	66,473	(3,429)
Net increase (decrease) in net assets resulting from operations	139,530	58,460
Distributions to shareholders from net investment income	(72,293)	(57,229)
Share transactions - net increase (decrease)	1,429,938	313,662
Redemption fees	107	113
Total increase (decrease) in net assets	1,497,282	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $70 and distributions in excess of net investment income of $81, respectively)	$ 3,495,553	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.294	.021	.118	(.001)	(.177)
Total from investment operations	.548	.319	.420	.291	.091
Distributions from net investment income	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return A, B	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78%	.72%	.64%	.56%	.58%
Net investment income	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income C	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.294	.029	.120	(.011)	(.167)
Total from investment operations	.549	.329	.417	.270	.090
Distributions from net investment income	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.77%	.72%	.69%	.66%	.69%
Net investment income	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.293	.029	.121	(.012)	(.177)
Total from investment operations	.479	.259	.349	.203	.013
Distributions from net investment income	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return A, B	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets D, F
Expenses before reductions	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income C	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.303	.020	.120	(.011)	(.176)
Total from investment operations	.478	.240	.339	.193	.002
Distributions from net investment income	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.293	.029	.120	(.010)	(.177)
Total from investment operations	.577	.355	.443	.297	.107
Distributions from net investment income	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.47%	.43%	.41%	.42%
Net investment income	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.293	.022	.120	-F	(.176)
Total from investment operations	.574	.343	.440	.306	.107
Distributions from net investment income	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return A	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.53%	.49%	.45%	.41%	.42%
Net investment income	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,842
Gross unrealized depreciation	(4,488)
Net unrealized appreciation (depreciation)	$ 76,354

Tax Cost	$ 3,086,771

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,619)
Net unrealized appreciation (depreciation)	$ 76,354

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 72,293	$ 57,229

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,260,748 and $192,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 278	$ 67
Class T	-%	.25%	52	-
Class B	.65%	.25%	25	18
Class C	.75%	.25%	360	229
			$ 715	$ 314

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	8
Class B*	4
Class C*	20
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 141.13
Class T	23.11
Class B	4.14
Class C	43.12
Short-Intermediate Municipal Income	2,211.09
Institutional Class	77.13
	$ 2,499

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 7
Class B	1.43%	1
Institutional Class	.53%	8
		$ 16

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35 and $90, respectively.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,644	$ 806
Class T	507	339
Class B	49	34
Class C	585	236
Short-Intermediate Municipal Income	66,990	55,394
Institutional Class	1,518	420
Total	$ 72,293	$ 57,229

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	13,598	5,496	$ 143,697	$ 56,891
Reinvestment of distributions	193	64	2,042	661
Shares redeemed	(3,555)	(1,064)	(37,636)	(10,990)
Net increase (decrease)	10,236	4,496	$ 108,103	$ 46,562
Class T
Shares sold	1,653	1,108	$ 17,401	$ 11,448
Reinvestment of distributions	35	27	369	275
Shares redeemed	(970)	(636)	(10,233)	(6,578)
Net increase (decrease)	718	499	$ 7,537	$ 5,145
Class B
Shares sold	196	143	$ 2,063	$ 1,492
Reinvestment of distributions	3	2	33	23
Shares redeemed	(107)	(94)	(1,133)	(977)
Net increase (decrease)	92	51	$ 963	$ 538
Class C
Shares sold	3,929	1,714	$ 41,448	$ 17,723
Reinvestment of distributions	38	14	401	149
Shares redeemed	(686)	(298)	(7,231)	(3,071)
Net increase (decrease)	3,281	1,430	$ 34,618	$ 14,801

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Short-Intermediate Municipal Income
Shares sold	190,743	89,187	$ 2,011,500	$ 923,266
Reinvestment of distributions	4,558	3,425	48,110	35,431
Shares redeemed	(79,620)	(71,651)	(839,418)	(739,608)
Net increase (decrease)	115,681	20,961	$ 1,220,192	$ 219,089
Institutional Class
Shares sold	8,441	3,365	$ 89,141	$ 34,805
Reinvestment of distributions	72	18	757	183
Shares redeemed	(2,973)	(725)	(31,373)	(7,461)
Net increase (decrease)	5,540	2,658	$ 58,525	$ 27,527

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Short-Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-UANN-0210
1.796655.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2009

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.61%	3.48%	4.05%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Institutional Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on July 23, 2003. See above for additional information regarding the performance of Institutional Class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.34%, 5.36%, 4.66% and 4.66%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-6 Year Municipal Bond Index returned 5.82%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by their very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds in the fund's investment universe - specifically those with maturities between five and 10 years - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 5.61% and the Barclays Capital 1-6 Year Municipal Bond Index returned 5.82%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by their very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds in the fund's investment universe - specifically those with maturities between five and 10 years - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.78%
Actual		$ 1,000.00	$ 1,025.90	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.78%
Actual		$ 1,000.00	$ 1,027.00	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.43%
Actual		$ 1,000.00	$ 1,023.60	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.53%
Actual		$ 1,000.00	$ 1,023.10	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Short-Intermediate Municipal Income	.50%
Actual		$ 1,000.00	$ 1,028.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,028.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.3	15.4
California	9.6	9.4
Texas	8.1	10.1
Illinois	7.6	7.8
Florida	4.8	4.3
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.7	38.9
Special Tax	10.6	11.4
Health Care	9.2	9.1
Escrowed/Pre-Refunded	7.7	8.7
Electric Utilities	6.7	8.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	3.6	3.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.4%	AAA 9.9%
AA,A 66.3%	AA,A 74.3%
BBB 7.5%	BBB 8.4%
BB and Below 0.1%	BB and Below 0.4%
Not Rated 3.1%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 85.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 10,000	$ 11,196
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,582
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,190
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,115
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,238
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	859
5% 12/1/12	750	754
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,267
		31,442
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,364
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,616
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,760
		9,740
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,326
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,139
Series 2008 D:
5% 1/1/13	3,250	3,476
5% 1/1/14	2,000	2,153
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	18,780	20,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,160
5% 10/1/20	5,180	5,959
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,291
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,122
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,540
Series 2009 B, 5% 7/1/16	5,090	5,692
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,393
5% 7/1/15 (FGIC Insured)	1,645	1,800
		73,408
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,561
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,550
5.25% 7/1/13	2,400	2,670
Series 2008 A, 5% 1/1/11	3,000	3,117
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,747
Series 2009 A:
5% 7/1/15	3,660	4,004
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,940
5.25% 1/1/11	870	906
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	7,163
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,356
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,396
5.25% 7/1/14	1,780	2,001
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	607
Series B, 5%, tender 7/1/14 (c)	5,000	5,467
California Gen. Oblig.:
5% 2/1/11	4,000	4,167
5% 2/1/11	70	73
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/11	$ 1,650	$ 1,755
5% 2/1/12	1,650	1,762
5% 3/1/12	15,000	16,045
5% 9/1/12	1,700	1,839
5% 10/1/12	12,600	13,657
5% 11/1/13	9,060	9,984
5.25% 9/1/10	18,050	18,542
5.25% 2/1/11	2,465	2,574
5.5% 3/1/11 (FGIC Insured)	3,210	3,372
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,035	1,087
6.5% 9/1/10	1,760	1,823
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,883
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,026
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,360
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,029
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,164
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,593
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,222
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,672
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	997
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,384
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,500
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,945
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,265
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,444
Series 2007 A1, 5% 6/1/12	2,570	2,667
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,670
Series 2009 B, 5% 7/1/17	12,905	14,332
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,954
Series E, 5% 7/1/11	6,075	6,441
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,003
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (Assured Guaranty Corp. Insured)	2,130	2,294
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,680
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	150	155
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,123
5% 7/1/14	1,120	1,242
5% 7/1/15	2,170	2,393
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,642
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	6,121
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,692
5% 8/1/18	8,000	8,117
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	902
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,968
5% 5/15/15	1,845	2,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,804
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,181
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	951
Univ. of California Revs. Series K, 5% 5/15/10	4,655	4,733
		297,040
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,240
5% 11/15/11 (Escrowed to Maturity) (g)	120	129
Series 2006 F:
5% 11/15/12	380	409
5% 11/15/12 (Escrowed to Maturity) (g)	845	940
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,237
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,117
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	572
		11,259
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,389
Series 2006 F, 5% 12/1/11	23,100	25,002
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,948
Series 2009 1:
5% 2/1/14	2,500	2,809
5% 2/1/15	11,995	13,512
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,994
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,098
		54,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	$ 5,500	$ 6,236
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,968
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,411
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,611
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,859
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,130
		25,215
Florida - 4.6%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,995
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,181
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,538
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,228
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,710
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,067
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,209
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,322
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,050
Series 2002, 3.95%, tender 9/1/12 (c)	7,950	8,229
Series 2005 A, 5% 11/15/10	1,000	1,033
Series 2006 G:
5% 11/15/10	385	398
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5% 11/15/11	$ 675	$ 717
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,112
Series 2009 E, 5% 11/15/15	2,345	2,522
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,367
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,551
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,841
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,134
5% 9/1/17	1,000	1,133
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,650
5% 10/1/12	7,350	8,014
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	867
5.25% 10/1/15	3,525	3,942
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,662
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,143
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,979
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,036
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,548
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	$ 1,110	$ 1,160
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,337
5% 10/1/16	1,000	1,047
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,783
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,936
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,723
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,372
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,597
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,778
5% 7/1/14	2,000	2,197
		160,565
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,662
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,282
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,444
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,688
5% 11/1/13	7,550	8,332
5% 11/1/14	7,490	8,310
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	6,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,416
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,843
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,113
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	$ 5,200	$ 5,413
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,956
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,183
5% 1/1/14	3,000	3,306
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,866
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,587
5% 10/1/12	1,000	1,081
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,397
5% 1/1/15	1,040	1,109
5% 1/1/16	2,415	2,565
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,000
5% 1/1/11 (FGIC Insured)	3,000	3,113
		107,930
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	3,982
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,796
Series 2009 DR, 5% 6/1/16	10,540	12,076
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,338
Series DR, 5% 6/1/15	11,790	13,521
		41,713
Illinois - 7.6%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,368
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,547
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,563
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,378
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	899
5.25% 1/1/12 (FSA Insured)	175	188
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,496
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,225
5% 1/1/11 (AMBAC Insured)	3,625	3,733
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,900
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,744
5% 1/1/13 (FSA Insured)	4,000	4,363
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,246
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,619
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,005
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,918
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	4,991
Series 2006 A, 5% 6/1/19	2,500	2,654
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,733
5% 6/1/13	3,765	4,119
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,869
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,542
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,952
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,028
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	$ 2,220	$ 2,339
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,100
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,155
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,171
Series 2010 D, 5% 4/1/15 (b)	550	597
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,510
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	804
5% 7/1/13	415	450
5% 7/1/15	1,000	1,088
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,207
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,745
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,223
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,603
First Series, 5.5% 8/1/10	1,495	1,535
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,158
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,705
Series 2004 B, 5% 3/1/14	15,500	17,272
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,461
Series 2007 B, 5% 1/1/17	9,835	10,858
Series 2009, 4% 4/26/10	25,000	25,272
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,013
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,395
5% 5/15/16 (FSA Insured)	2,325	2,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	$ 8,500	$ 9,036
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,370
4.5% 6/15/17	6,075	6,470
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,976
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,469
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,766
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	499
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,239
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,468
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,189
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,429
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,039
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,982
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,590
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,427
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,283
0% 4/1/14	2,350	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,644
0% 11/1/16 (FSA Insured)	2,675	2,045
		267,098
Indiana - 2.4%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,043
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,837
5% 1/15/11 (FSA Insured)	1,910	1,981
5% 1/15/12 (FSA Insured)	1,990	2,130
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,751
5.25% 7/10/11 (FSA Insured)	2,295	2,432
5.25% 1/10/12 (FSA Insured)	1,355	1,457
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,240
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,845
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,354
5% 12/1/15	2,135	2,297
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,844
5% 7/1/14	2,500	2,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,093
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,276
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,688
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,160
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,044
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,086
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,131
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,181
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,745
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,044
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	356
5% 7/1/16	500	565
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,629
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,232
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,124
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,305
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,112
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,199
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,245
		85,027
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,802
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,257
		5,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 1.0%
Junction City Gen. Oblig. Series B, 4% 6/1/10	$ 1,200	$ 1,213
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	622
5% 11/15/15	625	674
5% 11/15/16	875	939
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	561
5.25% 11/15/12	680	726
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,643
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,300	11,096
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,617
5% 11/15/15	6,245	6,761
5% 11/15/16	5,410	5,832
		34,861
Kentucky - 0.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,413
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,401
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,521
		13,335
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,203
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	$ 3,500	$ 3,731
5% 7/1/16	2,000	2,111
		10,676
Maryland - 2.6%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	705
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,910
First Series 2008, 5% 3/1/12	10,000	10,917
Second Series B:
5.25% 8/15/14	6,650	7,772
5.25% 8/15/15	13,705	16,088
5.25% 8/15/16	16,100	18,953
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,421
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,609
5% 7/1/14	3,500	3,813
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,943
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,562
		90,791
Massachusetts - 2.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,135
5% 5/15/16	4,400	5,001
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,614
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,033
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,610
4% 7/1/16	1,000	1,068
5% 7/1/13	1,000	1,111
Series Q2:
4% 7/1/15	1,170	1,256
4% 7/1/16	1,000	1,068
5% 7/1/13	1,100	1,222
5% 7/1/14	1,080	1,211
5% 7/1/17	1,370	1,559
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,118
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,193
Massachusetts Gen. Oblig.:
Series 2000 A, 6% 2/1/10	2,500	2,510
Series 2001 A, 5.5% 1/1/11	5,000	5,250
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,972
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,781
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,173
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,023
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,513
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,240
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,625
5% 12/15/13 (FSA Insured)	2,000	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 19,000	$ 19,783
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,206
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,041
		101,723
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,724
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,303
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,307
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,937
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,229
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,248
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,020
Series 2006 D, 0.794% 7/1/32 (c)	4,085	3,156
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,296
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,227
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,428
5% 5/1/13 (FSA Insured)	1,305	1,468
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,414
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,216
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,135
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	$ 2,075	$ 2,222
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	136
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,270
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,400
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,784
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,792
5% 5/1/14	2,140	2,348
5% 5/1/15	1,845	2,016
5% 5/1/16	1,865	2,020
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,353
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,564
Royal Oak City School District 5% 5/1/12	2,000	2,166
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,160
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,403
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,672
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,020
3% 1/1/12	1,000	1,027
		74,912
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	$ 1,000	$ 1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,523
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,110
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	201
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	80	80
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,100
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,034
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	983
		9,915
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,120
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,030
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,253
		4,505
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,474
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,895
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,519
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	$ 1,000	$ 1,018
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,159
		8,104
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,920
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,765
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,414
		15,099
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,250
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Series 2008 E:
5% 7/1/14	2,905	3,204
5% 7/1/15	3,500	3,850
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,430
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,417
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,854
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,616
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,639
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,097
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,230
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,455
		73,388
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,501
New Jersey - 4.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,229
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,392
5% 6/15/16	6,500	7,085
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,428
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,227
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,033
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,754
Series 2008 W:
5% 3/1/12	5,545	5,975
5% 3/1/15	10,400	11,506
Series 2009 BB, 5% 9/1/15	3,390	3,774
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,517
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,012
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,080
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,938
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,016
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,407
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,732
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,375
Series C, 5.5% 12/15/10	25,000	26,212
		139,409
New Mexico - 0.5%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,213
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,011
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,419
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,971
		16,614
New York - 14.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,052
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,200
5% 1/1/12	1,175	1,257
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,497
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,116
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 B, 5.75% 8/1/14	1,000	1,100
Series 2003 F, 5.5% 12/15/11	6,975	7,569
Series 2005 C, 5% 8/1/12	19,770	21,576
Series 2005 D, 5% 8/1/12	4,925	5,375
Series 2005 F1, 5% 9/1/15	3,560	3,998
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 K:
5% 8/1/11	$ 3,565	$ 3,799
5% 8/1/12	4,360	4,758
Series 2005 O, 5% 6/1/12	7,525	8,176
Series 2008 E, 5% 8/1/12	5,000	5,457
Series 2010 C, 5% 8/1/13	7,000	7,799
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,328
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,937
6% 11/1/28 (a)	44,300	47,980
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,237
Series 2010 B, 5% 11/1/17	30,000	34,198
Series B, 5% 11/1/11	12,580	13,587
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,619
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,236
5% 3/15/13	3,545	3,953
5% 3/15/14	3,745	4,222
5% 3/15/15	4,000	4,532
Series 2009 D:
5% 6/15/14	9,890	11,221
5% 6/15/15	16,075	18,309
5% 6/15/16	9,330	10,632
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,769
5.75% 7/1/13 (AMBAC Insured)	1,000	1,077
Series C, 7.5% 7/1/10	4,425	4,567
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,069
5% 8/15/14	7,755	8,673
Series 2009 A1, 5% 2/15/15	9,000	9,972
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,077
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2008 B, 5% 7/1/15	$ 30,000	$ 33,464
Series 2009 A:
5% 7/1/15	12,850	14,299
5% 7/1/16	8,390	9,279
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,149
Series 2007 A, 5% 4/1/11	20,000	21,125
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,515
5% 11/15/15	2,325	2,604
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,127
5.25% 11/15/19 (FGIC Insured)	5,200	5,833
Series 2005 C:
5% 11/15/10	1,420	1,458
5% 11/15/11	2,750	2,941
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,850
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,890
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,563
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,366
Series 2009 C:
5% 12/15/15	6,500	7,481
5% 12/15/16	17,000	19,541
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,413
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,561
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
5.5% 6/1/17	6,000	6,231
Series 2003B1C:
5.5% 6/1/15	1,300	1,322
5.5% 6/1/17	4,200	4,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1, 5% 6/1/10	$ 585	$ 596
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,555
		516,368
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,485
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	250
5% 1/15/11	750	778
5% 1/15/12	400	426
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,720
5% 3/1/18	1,500	1,714
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,651
5% 11/1/15 (FSA Insured)	1,600	1,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,000
Series 2003 D, 5.375% 1/1/10	3,730	3,730
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,427
		21,443
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,646
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,920
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,608
		5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,017
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,774
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,807
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,944
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,659
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,358
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,129
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,060
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,194
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,528
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,065
5% 12/1/13	875	932
5% 12/1/14	2,275	2,416
		71,038
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,582
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,837
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	$ 430	$ 452
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,059
		21,706
Oregon - 0.5%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,233
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,648
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,051
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13 (b)	1,000	1,071
5% 3/15/14 (b)	595	640
5% 3/15/15 (b)	2,500	2,681
5% 3/15/16 (b)	1,750	1,872
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,242
		16,438
Pennsylvania - 2.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,347
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,081
Series 2008 B, 5% 6/15/14	1,385	1,493
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,419
5% 8/15/14	1,955	2,112
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,570
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,848
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	$ 2,100	$ 2,107
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,807
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,963
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,060
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,171
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,737
5% 8/1/12 (FSA Insured)	5,000	5,393
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,959
5% 12/15/15 (FSA Insured)	5,000	5,466
5% 12/15/16 (FSA Insured)	7,275	7,933
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,595
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,243
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,356
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,335
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,253
		95,816
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,016
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,261
5% 12/1/12	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Univ. of Puerto Rico:
Series P, 5% 6/1/11	$ 5,760	$ 5,942
Series Q, 5% 6/1/11	4,825	4,977
		22,239
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,181
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,225
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,318
		10,724
South Carolina - 0.3%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,466
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,504
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,000
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,030
		9,000
Tennessee - 0.6%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,103
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,052
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,888
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,330
		22,394
Texas - 8.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	6,700	6,705
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,955
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,365
Series 2006 B:
6% 1/1/12	500	492
6% 1/1/13	1,270	1,237
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,116
5% 11/15/11 (FSA Insured)	4,000	4,298
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,668
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,264
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,578
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,021
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	101
0% 2/15/11	5,000	4,942
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,530
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,055
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,145
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,005
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,760
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,103
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,790
5% 11/1/15	5,000	5,564
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	$ 1,500	$ 1,633
Series 2009, 5% 2/15/16	3,690	4,203
Frisco Gen. Oblig.:
Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,719
Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,579
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,496
Series 2009:
5% 2/15/15	1,520	1,713
5% 2/15/16	1,375	1,542
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,095
5% 11/15/14	1,000	1,115
5% 11/15/16	500	552
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,126
5% 8/15/14	1,075	1,224
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,424
5% 7/1/16	1,080	1,182
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,207
5.25% 4/15/12 (FSA Insured)	2,000	2,191
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,062
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,877
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,340
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,702
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,885
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,763
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Series 2009, 4% 2/15/13	$ 400	$ 431
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,411
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,185
Keller Independent School District 5% 2/15/14	3,750	4,239
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,500
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,205
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,340
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,587
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,854
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,049
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,337
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,803
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,314
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,990
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	900
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,646
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,019
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,993
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,674
San Antonio Wtr. Sys. Rev. Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,037
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,799
5% 2/15/16	2,000	2,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	$ 5,795	$ 6,584
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,139
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,792
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,763
5% 11/15/12	1,950	2,103
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,438
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.12%, tender 1/6/10 (FSA Insured) (c)	575	546
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,048
0% 10/1/13	6,500	6,068
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,624
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,058
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,311
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,278
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,364
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,966
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,069
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,231
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,899
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,130
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B: - continued
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	$ 15,000	$ 16,944
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,324
		281,741
Utah - 1.0%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,701
0% 10/1/12 (AMBAC Insured)	3,800	3,616
0% 10/1/13 (AMBAC Insured)	3,760	3,471
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,799
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,184
		35,771
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,424
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,314
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,847
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,984
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,915
		12,746
Washington - 1.2%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,260
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,751
5.25% 1/1/11 (FSA Insured)	1,935	2,020
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,290
5% 12/1/17	2,950	3,378
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	5,100	5,664
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,844
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,890
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,019
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,928
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,064
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13 (b)	2,000	2,159
5% 8/15/14 (b)	2,000	2,165
		41,072
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,102
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,344
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,538
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,469
Series 2009 C, 4% 5/1/14	3,365	3,693
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,018
Series 2006 A, 5% 2/15/13	875	898
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,883
Series 2006 A, 5% 8/15/11	1,315	1,333
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,736
		26,937
TOTAL MUNICIPAL BONDS (Cost $2,920,926)		2,997,013
Municipal Notes - 2.7%

California - 1.1%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.23% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,344
California Gen. Oblig. RAN Series A1, 3% 5/25/10	16,800	16,911
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,939
		36,224
District Of Columbia - 0.3%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.23%, LOC Bank of America NA, VRDN (c)	11,325	11,325
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,799
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.23% (Liquidity Facility Bank of America NA), VRDN (c)	9,800	9,800
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.23% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,709
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,716
		3,425
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - 0.5%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (c)	$ 12,550	$ 12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.28% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	2,560	2,571
TOTAL MUNICIPAL NOTES (Cost $92,357)		92,594
Money Market Funds - 2.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $73,518)	73,517,900	73,518
TOTAL INVESTMENT PORTFOLIO - 90.5% (Cost $3,086,801)		3,163,125
NET OTHER ASSETS - 9.5%		332,428
NET ASSETS - 100%		$ 3,495,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 138
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,089,607	$ -	$ 3,089,607	$ -
Money Market Funds	73,518	73,518	-	-
Total Investments in Securities:	$ 3,163,125	$ 73,518	$ 3,089,607	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	28
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(546)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.7%
Special Tax	10.6%
Health Care	9.2%
Escrowed/Pre-Refunded	7.7%
Electric Utilities	6.7%
Transportation	5.1%
Others* (individually less than 5%)	21.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,013,283)	$ 3,089,607
Fidelity Central Funds (cost $73,518)	73,518
Total Investments (cost $3,086,801)		$ 3,163,125
Cash		302,602
Receivable for fund shares sold		14,717
Interest receivable		37,362
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		10
Receivable from investment adviser for expense reductions		4
Other receivables		43
Total assets		3,517,878

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,207
Payable for fund shares redeemed	7,057
Distributions payable	1,896
Accrued management fee	1,055
Distribution fees payable	87
Other affiliated payables	872
Other payables and accrued expenses	151
Total liabilities		22,325

Net Assets		$ 3,495,553
Net Assets consist of:
Paid in capital		$ 3,420,918
Distributions in excess of net investment income		(70)
Accumulated undistributed net realized gain (loss) on investments		(1,619)
Net unrealized appreciation (depreciation) on investments		76,324
Net Assets		$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,884 ÷ 15,865.2 shares)	$ 10.64

Maximum offering price per share (100/97.25 of $10.64)	$ 10.94
Class T: Net Asset Value and redemption price per share ($23,159 ÷ 2,179.2 shares)	$ 10.63

Maximum offering price per share (100/97.25 of $10.63)	$ 10.93
Class B: Net Asset Value and offering price per share ($3,011 ÷ 283.0 shares)A	$ 10.64

Class C: Net Asset Value and offering price per share ($55,847 ÷ 5,255.5 shares)A	$ 10.63

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,152,699 ÷ 296,639.7 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,953 ÷ 8,647.7 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009
Investment Income
Interest		$ 86,453
Income from Fidelity Central Funds		138
Total income		86,591

Expenses
Management fee	$ 9,976
Transfer agent fees	2,499
Distribution fees	715
Accounting fees and expenses	474
Custodian fees and expenses	35
Independent trustees' compensation	9
Registration fees	458
Audit	53
Legal	8
Miscellaneous	197
Total expenses before reductions	14,424
Expense reductions	(141)	14,283
Net investment income		72,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		749
Change in net unrealized appreciation (depreciation) on investment securities		66,473
Net gain (loss)		67,222
Net increase (decrease) in net assets resulting from operations		$ 139,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,308	$ 57,240
Net realized gain (loss)	749	4,649
Change in net unrealized appreciation (depreciation)	66,473	(3,429)
Net increase (decrease) in net assets resulting from operations	139,530	58,460
Distributions to shareholders from net investment income	(72,293)	(57,229)
Share transactions - net increase (decrease)	1,429,938	313,662
Redemption fees	107	113
Total increase (decrease) in net assets	1,497,282	315,006

Net Assets
Beginning of period	1,998,271	1,683,265
End of period (including distributions in excess of net investment income of $70 and distributions in excess of net investment income of $81, respectively)	$ 3,495,553	$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.294	.021	.118	(.001)	(.177)
Total from investment operations	.548	.319	.420	.291	.091
Distributions from net investment income	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return A, B	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78%	.72%	.64%	.56%	.58%
Net investment income	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income C	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.294	.029	.120	(.011)	(.167)
Total from investment operations	.549	.329	.417	.270	.090
Distributions from net investment income	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.77%	.72%	.69%	.66%	.69%
Net investment income	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income C	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.293	.029	.121	(.012)	(.177)
Total from investment operations	.479	.259	.349	.203	.013
Distributions from net investment income	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return A, B	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets D, F
Expenses before reductions	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income C	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.303	.020	.120	(.011)	(.176)
Total from investment operations	.478	.240	.339	.193	.002
Distributions from net investment income	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital C	- G	.001	- G	- G	- G
Net asset value, end of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return A, B	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate E	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.293	.029	.120	(.010)	(.177)
Total from investment operations	.577	.355	.443	.297	.107
Distributions from net investment income	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return A	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.47%	.43%	.41%	.42%
Net investment income	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income B	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.293	.022	.120	-F	(.176)
Total from investment operations	.574	.343	.440	.306	.107
Distributions from net investment income	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	(.003)
Total distributions	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital B	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return A	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.53%	.49%	.45%	.41%	.42%
Net investment income	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate D	8%	20%	23%	28%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,842
Gross unrealized depreciation	(4,488)
Net unrealized appreciation (depreciation)	$ 76,354

Tax Cost	$ 3,086,771

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,619)
Net unrealized appreciation (depreciation)	$ 76,354

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 72,293	$ 57,229

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,260,748 and $192,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 278	$ 67
Class T	-%	.25%	52	-
Class B	.65%	.25%	25	18
Class C	.75%	.25%	360	229
			$ 715	$ 314

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	8
Class B*	4
Class C*	20
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 141.13
Class T	23.11
Class B	4.14
Class C	43.12
Short-Intermediate Municipal Income	2,211.09
Institutional Class	77.13
	$ 2,499

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.78%	$ 7
Class B	1.43%	1
Institutional Class	.53%	8
		$ 16

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $35 and $90, respectively.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,644	$ 806
Class T	507	339
Class B	49	34
Class C	585	236
Short-Intermediate Municipal Income	66,990	55,394
Institutional Class	1,518	420
Total	$ 72,293	$ 57,229

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	13,598	5,496	$ 143,697	$ 56,891
Reinvestment of distributions	193	64	2,042	661
Shares redeemed	(3,555)	(1,064)	(37,636)	(10,990)
Net increase (decrease)	10,236	4,496	$ 108,103	$ 46,562
Class T
Shares sold	1,653	1,108	$ 17,401	$ 11,448
Reinvestment of distributions	35	27	369	275
Shares redeemed	(970)	(636)	(10,233)	(6,578)
Net increase (decrease)	718	499	$ 7,537	$ 5,145
Class B
Shares sold	196	143	$ 2,063	$ 1,492
Reinvestment of distributions	3	2	33	23
Shares redeemed	(107)	(94)	(1,133)	(977)
Net increase (decrease)	92	51	$ 963	$ 538
Class C
Shares sold	3,929	1,714	$ 41,448	$ 17,723
Reinvestment of distributions	38	14	401	149
Shares redeemed	(686)	(298)	(7,231)	(3,071)
Net increase (decrease)	3,281	1,430	$ 34,618	$ 14,801

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Short-Intermediate Municipal Income
Shares sold	190,743	89,187	$ 2,011,500	$ 923,266
Reinvestment of distributions	4,558	3,425	48,110	35,431
Shares redeemed	(79,620)	(71,651)	(839,418)	(739,608)
Net increase (decrease)	115,681	20,961	$ 1,220,192	$ 219,089
Institutional Class
Shares sold	8,441	3,365	$ 89,141	$ 34,805
Reinvestment of distributions	72	18	757	183
Shares redeemed	(2,973)	(725)	(31,373)	(7,461)
Net increase (decrease)	5,540	2,658	$ 58,525	$ 27,527

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Short-Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-UANN-0210
1.796657.106

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$44,000	$-	$2,200	$1,700
Fidelity Minnesota Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Municipal Income Fund	$68,000	$-	$2,200	$4,800
Fidelity Ohio Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Pennsylvania Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Short-Intermediate Municipal Income Fund	$48,000	$-	$2,200	$3,000

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$43,000	$-	$2,900	$1,900
Fidelity Minnesota Municipal Income Fund	$43,000	$-	$2,900	$1,700
Fidelity Municipal Income Fund	$66,000	$-	$8,500	$5,200
Fidelity Ohio Municipal Income Fund	$43,000	$-	$2,900	$1,700
Fidelity Pennsylvania Municipal Income Fund	$43,000	$-	$2,900	$1,600
Fidelity Short-Intermediate Municipal Income Fund	$47,000	$-	$2,900	$2,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,570,000	$3,120,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010